UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04813
BNY Mellon Investment Funds I
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
12/31
Date of reporting period:
6/30/26
The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements. A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.
BNY Mellon Global Fixed Income Fund
ITEM 1 - Reports to Stockholders
BNY Mellon Global Fixed Income Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
June 30, 2026
Class A – DHGAX
This semi-annual shareholder report contains important information about BNY Mellon Global Fixed Income Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$42	0.84%*
*	Annualized.
KEY FUND STATISTICS (AS OF 6/30/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$4,583	583	64.75%
Portfolio Holdings (as of 6/30/26 )
Country Allocation (Based on Net Assets)

United States
59.0%
United Kingdom
5.8%
South Korea
4.2%
Japan
3.7%
Australia
3.3%
France
2.4%
Spain
2.1%
Italy
2.1%
Canada
1.7%
China
1.2%
Netherlands
1.2%
Colombia
1.2%
Net Other Assets and Liabilities
12.1%

Allocation of Holdings (Based on Net Assets)

Foreign Governmental
29.5%
U.S. Government Agencies Mortgage-Backed
25.8%
U.S. Treasury Securities
21.3%
Corporate Bonds and Notes
15.3%
Asset-Backed Securities
2.2%
Investment Companies
1.8%
Forward Foreign Currency Exchange Contracts
0.7%
Collateralized Loan Obligations
0.7%
Commercial Mortgage-Backed
0.5%
Futures
-0.3%
Net Other Assets and Liabilities
2.5%

Changes in or Disagreements with Accountants
  Starting January 1, 2026, Ernst & Young LLP (“EY”) became the independent registered public accounting firm of the Fund. On that date, KPMG LLP was discharged as the Fund’s accounting firm subject to completion of the December 31, 2025 fiscal year audit, which occurred on February 20, 2026. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon Family of Funds. There were no disagreements with the former accounting firm during the Fund’s fiscal years ended December 31, 2025 and December 31, 2024 and the subsequent interim period through February 20, 2026.
This is a summary of certain changes to the Fund since January 1, 2026 . For more complete information, you may review the Fund’s current prospectus dated May 1, 2026 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6940SA0626A

BNY Mellon Global Fixed Income Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
June 30, 2026
Class C – DHGCX
This semi-annual shareholder report contains important information about BNY Mellon Global Fixed Income Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$76	1.53%*
*	Annualized.
KEY FUND STATISTICS (AS OF 6/30/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$4,583	583	64.75%
Portfolio Holdings (as of 6/30/26 )
Country Allocation (Based on Net Assets)
Allocation of Holdings (Based on Net Assets)

Changes in or Disagreements with Accountants
  Starting January 1, 2026, Ernst & Young LLP (“EY”) became the independent registered public accounting firm of the Fund. On that date, KPMG LLP was discharged as the Fund’s accounting firm subject to completion of the December 31, 2025 fiscal year audit, which occurred on February 20, 2026. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon Family of Funds. There were no disagreements with the former accounting firm during the Fund’s fiscal years ended December 31, 2025 and December 31, 2024 and the subsequent interim period through February 20, 2026.
This is a summary of certain changes to the Fund since January 1, 2026 . For more complete information, you may review the Fund’s current prospectus dated May 1, 2026 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6942SA0626A

BNY Mellon Global Fixed Income Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
June 30, 2026
Class I – SDGIX
This semi-annual shareholder report contains important information about BNY Mellon Global Fixed Income Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$26	0.53%*
*	Annualized.
KEY FUND STATISTICS (AS OF 6/30/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$4,583	583	64.75%
Portfolio Holdings (as of 6/30/26 )
Country Allocation (Based on Net Assets)
Allocation of Holdings (Based on Net Assets)

Changes in or Disagreements with Accountants
  Starting January 1, 2026, Ernst & Young LLP (“EY”) became the independent registered public accounting firm of the Fund. On that date, KPMG LLP was discharged as the Fund’s accounting firm subject to completion of the December 31, 2025 fiscal year audit, which occurred on February 20, 2026. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon Family of Funds. There were no disagreements with the former accounting firm during the Fund’s fiscal years ended December 31, 2025 and December 31, 2024 and the subsequent interim period through February 20, 2026.
This is a summary of certain changes to the Fund since January 1, 2026 . For more complete information, you may review the Fund’s current prospectus dated May 1, 2026 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6934SA0626A

BNY Mellon Global Fixed Income Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
June 30, 2026
Class Y – DSDYX
This semi-annual shareholder report contains important information about BNY Mellon Global Fixed Income Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$22	0.45%*
*	Annualized.
KEY FUND STATISTICS (AS OF 6/30/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$4,583	583	64.75%
Portfolio Holdings (as of 6/30/26 )
Country Allocation (Based on Net Assets)
Allocation of Holdings (Based on Net Assets)

Changes in or Disagreements with Accountants
  Starting January 1, 2026, Ernst & Young LLP (“EY”) became the independent registered public accounting firm of the Fund. On that date, KPMG LLP was discharged as the Fund’s accounting firm subject to completion of the December 31, 2025 fiscal year audit, which occurred on February 20, 2026. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon Family of Funds. There were no disagreements with the former accounting firm during the Fund’s fiscal years ended December 31, 2025 and December 31, 2024 and the subsequent interim period through February 20, 2026.
This is a summary of certain changes to the Fund since January 1, 2026 . For more complete information, you may review the Fund’s current prospectus dated May 1, 2026 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0369SA0626A

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

BNY Mellon Global Fixed Income Fund
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
June 30, 2026

Class	Ticker
A	DHGAX
C	DHGCX
I	SDGIX
Y	DSDYX

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Global Fixed Income Fund
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

Description	Coupon Rate (%)	Maturity Date		Principal Amount ($)(a)	Value ($)
Asset-Backed Securities — 2.2%
Canada — .1%
Ford Auto Securitization Trust II, Ser. 2022-AA, Cl. A3(b)	5.40	9/15/2028	CAD	6,934,225	4,941,842
United States — 2.1%
Aligned Data Centers Issuer LLC, Ser. 2023-1A, Cl. A2(b)	6.00	8/17/2048		3,914,000	3,918,277
AutoNation Finance Trust, Ser. 2025-1A, Cl. A3(b)	4.62	11/13/2029		2,656,000	2,662,481
Avis Budget Rental Car Funding AESOP LLC, Ser. 2023-4A, Cl. A(b)	5.49	6/20/2029		3,643,000	3,690,639
Avis Budget Rental Car Funding AESOP LLC, Ser. 2023-8A, Cl. A(b)	6.02	2/20/2030		2,831,000	2,915,991
Avis Budget Rental Car Funding AESOP LLC, Ser. 2025-2A, Cl. A(b)	5.12	8/20/2031		3,804,000	3,838,381
Avis Budget Rental Car Funding AESOP LLC, Ser. 2025-3A, Cl. A(b)	4.17	2/20/2030		2,055,000	2,026,245
Carvana Auto Receivables Trust, Ser. 2021-N2, Cl. C	1.07	3/10/2028		286,570	282,396
CyrusOne Data Centers Issuer I LLC, Ser. 2023-1A, Cl. B(b)	5.45	4/20/2048		1,068,887	1,060,208
CyrusOne Data Centers Issuer I LLC, Ser. 2023-2A, Cl. A2(b)	5.56	11/20/2048		5,979,000	5,976,096
DataBank Issuer II LLC, Ser. 2025-1A, Cl. A2(b)	5.18	9/27/2055		20,920,000	20,536,746
Domino’s Pizza Master Issuer LLC, Ser. 2021-1A, Cl. A2I(b)	2.66	4/25/2051		5,470,313	5,202,808
ENT Auto Receivables Trust, Ser. 2023-1A, Cl. A3(b)	6.24	1/16/2029		438,578	439,620
Exeter Automobile Receivables Trust, Ser. 2024-5A, Cl. C	4.64	1/15/2030		720,000	721,114
Merchants Fleet Funding LLC, Ser. 2025-1A, Cl. A(b)	4.49	1/20/2039		8,687,000	8,679,380
Mosaic Solar Loan Trust, Ser. 2023-2A, Cl. A(b)	5.36	9/22/2053		1,833,714	1,734,216
OneMain Financial Issuance Trust, Ser. 2019-2A, Cl. B(b)	3.41	10/14/2036		500,000	485,409
PenFed Auto Receivables Owner Trust, Ser. 2025-A, Cl. A3(b)	4.03	7/15/2030		1,513,000	1,504,154
Retained Vantage Data Centers Issuer LLC, Ser. 2023-1A, Cl. A2A(b)	5.00	9/15/2048		5,630,000	5,577,198
SpringCastle America Funding LLC, Ser. 2020-AA, Cl. A(b)	1.97	9/25/2037		1,139,762	1,072,755
Stack Infrastructure Issuer LLC, Ser. 2025-1A, Cl. A2(b)	5.00	5/25/2050		4,900,000	4,768,713
Sunnova Hestia I Issuer LLC, Ser. 2023-GRID1, Cl. 1A(b)	5.75	12/20/2050		715,050	696,531
TIF Funding III LLC, Ser. 2024-1A, Cl. A(b)	5.48	4/20/2049		6,561,888	6,576,830
TRP LLC, Ser. 2021-1, Cl. A(b)	2.07	6/19/2051		5,725,071	5,569,994
TRP LLC, Ser. 2021-2, Cl. A(b)	2.15	6/19/2051		5,550,382	5,410,704
					95,346,886
Total Asset-Backed Securities (cost $100,378,369)					100,288,728
Collateralized Loan Obligations — .7%
Cayman Islands — .3%
Octagon 61 Ltd., Ser. 2023-2A, Cl. A1R, (3 Month TSFR +1.40%)(b),(c)	5.08	4/20/2038		7,900,000	7,918,115
Regatta XXV Funding Ltd., Ser. 2023-1A, Cl. A1R, (3 Month TSFR +1.34%)(b),(c)	5.01	7/15/2038		5,775,000	5,784,263
					13,702,378
Jersey — .4%
Ballyrock 24 Ltd. CLO, Ser. 2023-24A, Cl. A1R, (3 Month TSFR +1.32%)(b),(c)	4.99	7/15/2038		5,420,000	5,434,227
Invesco US Ltd. CLO, Ser. 2023-3A, Cl. AR, (3 Month TSFR +1.31%)(b),(c)	4.98	7/15/2038		11,113,232	11,124,179
					16,558,406
Total Collateralized Loan Obligations (cost $30,208,232)					30,260,784
Commercial Mortgage-Backed — .5%
Ireland — .2%
Sequoia Logistics DAC, Ser. 2025-1A, Cl. B, (3 Month EURIBOR +1.75%)(b),(c)	4.03	2/17/2037	EUR	7,793,000	8,919,677

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date		Principal Amount ($)(a)	Value ($)
Commercial Mortgage-Backed — .5% (continued)
United States — .3%
A&D Mortgage Trust, Ser. 2023-NQM2, Cl. A1(b)	6.13	5/25/2068		1,913,875	1,909,643
COLT Mortgage Loan Trust, Ser. 2023-2, Cl. A1(b)	6.60	7/25/2068		1,350,241	1,347,091
COLT Mortgage Loan Trust, Ser. 2023-4, Cl. A1(b)	7.16	10/25/2068		3,391,368	3,403,175
New Residential Mortgage Loan Trust, Ser. 2022-NQM1, Cl. A1(b)	2.28	4/25/2061		4,004,726	3,603,302
OBX Trust, Ser. 2025-NQM18, Cl. A1(b)	5.06	9/25/2065		4,707,497	4,682,812
					14,946,023
Total Commercial Mortgage-Backed (cost $23,445,371)					23,865,700
Corporate Bonds and Notes — 15.3%
Austria — .3%
Volksbank Wien AG, Sub. Bonds	5.75	6/21/2034	EUR	3,200,000	3,783,160
Volksbank Wien AG, Sub. Notes	5.50	12/4/2035	EUR	7,700,000	9,094,901
					12,878,061
Belgium — .0%
KBC Group NV, Sr. Unscd. Notes(b)	5.80	1/19/2029		2,240,000	2,279,384
Bermuda — .3%
Athora Holding Ltd., Sub. Notes(d)	5.88	9/10/2034	EUR	5,800,000	7,048,295
RLGH Finance Bermuda Ltd., Gtd. Notes	8.25	7/17/2031		7,045,000	7,794,275
					14,842,570
Canada — .6%
Bank of Montreal, Sr. Unscd. Notes	4.06	9/22/2028		2,320,000	2,307,616
Bank of Montreal, Sr. Unscd. Notes, Ser. J(d)	4.10	12/15/2027		2,285,000	2,282,266
Bank of Montreal, Sr. Unscd. Notes, Ser. J	5.30	6/2/2037		9,350,000	9,362,832
Canadian Imperial Bank of Commerce, Sr. Unscd. Bonds	4.24	9/8/2028		2,310,000	2,302,940
Canadian Imperial Bank of Commerce, Sr. Unscd. Notes(d)	4.86	1/13/2028		3,645,000	3,653,856
Royal Bank of Canada, Sr. Unscd. Notes(d)	4.51	10/18/2027		2,315,000	2,315,514
The Bank of Nova Scotia, Sr. Unscd. Notes(d)	4.04	9/15/2028		2,320,000	2,307,022
The Bank of Nova Scotia, Sr. Unscd. Notes	4.40	9/8/2028		2,305,000	2,302,114
					26,834,160
Denmark — .1%
Danske Bank A/S, Sr. Notes(b)	4.30	4/1/2028		2,315,000	2,312,393
Danske Bank A/S, Sr. Notes(b),(d)	5.43	3/1/2028		2,280,000	2,294,738
					4,607,131
France — 1.3%
Arkema SA, Sr. Unscd. Notes	3.50	9/9/2033	EUR	5,800,000	6,529,767
BNP Paribas SA, Sr. Notes(b)	1.90	9/30/2028		2,405,000	2,326,869
BNP Paribas SA, Sr. Notes(b)	2.59	1/20/2028		2,335,000	2,310,453
BNP Paribas SA, Sub. Notes(b)	4.63	3/13/2027		2,300,000	2,302,121
BPCE SA, Sr. Notes(b)	2.05	10/19/2027		2,345,000	2,327,137
BPCE SA, Sr. Notes(b)	5.77	6/2/2037		17,448,000	17,495,227
BPCE SA, Sr. Notes(b)	6.61	10/19/2027		2,290,000	2,303,818
Credit Agricole SA, Sr. Notes(b)	4.82	9/25/2033		4,527,000	4,438,844
Renault SA, Sr. Unscd. Notes	3.88	9/30/2030	EUR	5,900,000	6,730,747
Societe Generale SA, Gtd. Notes(b)	2.80	1/19/2028		2,330,000	2,307,750
Societe Generale SA, Sr. Notes(b)	5.52	1/19/2028		2,270,000	2,281,223
Suez SACA, Sr. Unscd. Notes	5.00	11/3/2032	EUR	6,700,000	8,186,880
					59,540,836
Germany — .5%
Aareal Bank AG, Sub. Notes	5.63	12/12/2034	EUR	9,800,000	11,640,363
Deutsche Bahn AG, Sr. Unscd. Notes	0.63	4/15/2036	EUR	2,890,000	2,540,773

Description	Coupon Rate (%)	Maturity Date		Principal Amount ($)(a)	Value ($)
Corporate Bonds and Notes — 15.3% (continued)
Germany — .5% (continued)
Deutsche Bahn AG, Sr. Unscd. Notes	1.38	3/3/2034	EUR	726,000	724,017
Deutsche Bahn AG, Sr. Unscd. Notes	1.63	8/16/2033	EUR	1,390,000	1,433,090
Deutsche Bahn AG, Sr. Unscd. Notes	1.88	5/24/2030	EUR	977,000	1,076,645
Deutsche Bank AG, Sr. Notes	2.55	1/7/2028		2,330,000	2,307,115
Deutsche Bank AG, Sr. Notes	5.71	2/8/2028		2,270,000	2,286,394
					22,008,397
Italy — .4%
Eni SpA, Sr. Unscd. Notes(b)	5.50	5/15/2034		4,609,000	4,680,506
Eni SpA, Sr. Unscd. Notes(b),(d)	5.95	5/15/2054		5,459,000	5,405,231
Fibercop SpA, Sr. Scd. Bonds	5.38	4/15/2031	EUR	6,220,000	7,378,567
Fibercop SpA, Sr. Scd. Notes(b)	7.72	6/4/2038		935,000	979,728
					18,444,032
Japan — .4%
Mitsubishi UFJ Financial Group, Inc., Sr. Unscd. Notes	5.06	1/14/2037		16,487,000	16,188,238
Sumitomo Mitsui Financial Group, Inc., Sr. Unscd. Notes	3.69	10/6/2036	EUR	1,760,000	1,995,485
					18,183,723
Jersey — .2%
Heathrow Funding Ltd., Sr. Scd. Notes(d)	3.88	1/16/2036	EUR	7,000,000	7,909,820
Luxembourg — .2%
P3 Group Sarl, Sr. Unscd. Notes	3.75	4/2/2033	EUR	4,890,000	5,487,809
P3 Group Sarl, Sr. Unscd. Notes	4.00	4/19/2032	EUR	1,909,000	2,197,737
					7,685,546
Netherlands — .7%
ABN AMRO Bank NV, Sr. Notes(b)	5.52	12/3/2035		11,200,000	11,388,358
Cooperatieve Rabobank UA, Sr. Notes(b)	1.98	12/15/2027		2,335,000	2,309,836
Cooperatieve Rabobank UA, Sr. Notes(b),(d)	3.65	4/6/2028		2,330,000	2,315,823
Cooperatieve Rabobank UA, Sr. Notes(b)	4.66	8/22/2028		2,295,000	2,298,577
ING Groep NV, Sr. Unscd. Notes(d)	4.02	3/28/2028		2,320,000	2,311,593
JT International Financial Services BV, Gtd. Bonds(d)	3.87	9/4/2055	EUR	4,100,000	4,628,092
Sartorius Finance BV, Gtd. Notes	4.88	9/14/2035	EUR	4,000,000	4,862,287
					30,114,566
Norway — .1%
DNB Bank ASA, Sr. Notes(b)	1.61	3/30/2028		2,375,000	2,325,215
Singapore — .1%
Pfizer Investment Enterprises Pte Ltd., Gtd. Notes	5.11	5/19/2043		3,387,000	3,211,088
Spain — .4%
Banco Santander SA, Sr. Notes	4.18	3/24/2028		3,200,000	3,191,483
Banco Santander SA, Sr. Notes	5.13	11/6/2035		11,400,000	11,181,136
Banco Santander SA, Sr. Notes	5.55	3/14/2028		3,200,000	3,220,861
Cellnex Finance Co. SA, Gtd. Notes	2.00	2/15/2033	EUR	1,600,000	1,646,025
					19,239,505
Sweden — .0%
Swedbank AB, Sr. Notes(b),(d)	5.34	9/20/2027		2,275,000	2,300,389
Switzerland — .1%
UBS Group AG, Sr. Unscd. Notes(b)	3.87	1/12/2029		2,320,000	2,293,683
UBS Group AG, Sr. Unscd. Notes(b)	4.75	5/12/2028		2,315,000	2,320,008
UBS Group AG, Sr. Unscd. Notes(b)	6.33	12/22/2027		2,245,000	2,263,956
					6,877,647
United Kingdom — 1.6%
Barclays PLC, Sr. Unscd. Notes	2.28	11/24/2027		2,350,000	2,329,671

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date		Principal Amount ($)(a)	Value ($)
Corporate Bonds and Notes — 15.3% (continued)
United Kingdom — 1.6% (continued)
Barclays PLC, Sr. Unscd. Notes	5.50	8/9/2028		2,265,000	2,285,421
Barclays PLC, Sr. Unscd. Notes	5.67	3/12/2028		2,280,000	2,298,620
Barclays PLC, Sr. Unscd. Notes	7.39	11/2/2028		2,235,000	2,311,826
British Telecommunications Ltd., Gtd. Notes	3.75	1/3/2035	EUR	4,369,000	4,976,828
DWR Cymru Financing UK PLC, Scd. Notes	6.25	9/8/2037	GBP	1,470,000	1,952,282
HSBC Holdings Plc, Sr. Unscd. Notes(d)	5.21	8/11/2028		3,185,000	3,207,226
HSBC Holdings PLC, Sr. Unscd. Notes	2.25	11/22/2027		2,350,000	2,327,612
HSBC Holdings PLC, Sr. Unscd. Notes	4.04	3/13/2028		3,240,000	3,228,406
HSBC Holdings PLC, Sr. Unscd. Notes	4.76	6/9/2028		3,255,000	3,259,438
IDS Financing PLC, Gtd. Notes	4.00	10/1/2032	EUR	3,100,000	3,497,447
Lloyds Banking Group PLC, Sr. Unscd. Notes	3.75	3/18/2028		2,320,000	2,308,169
Lloyds Banking Group PLC, Sr. Unscd. Notes	5.46	1/5/2028		2,265,000	2,276,716
Nationwide Building Society, Sr. Notes(b)	2.97	2/16/2028		2,335,000	2,311,423
NatWest Group PLC, Sr. Unscd. Notes(d)	3.07	5/22/2028		4,710,000	4,650,588
NatWest Group PLC, Sr. Unscd. Notes	5.58	3/1/2028		4,550,000	4,583,373
Northumbrian Water Finance PLC, Gtd. Notes	5.50	10/2/2037	GBP	4,130,000	5,158,795
Northumbrian Water Finance PLC, Gtd. Notes	6.38	10/28/2034	GBP	4,510,000	6,161,649
South Eastern Power Networks PLC, Sr. Unscd. Notes	4.10	3/17/2038	EUR	3,354,000	3,874,699
Standard Chartered PLC, Sr. Unscd. Notes(b),(d)	2.61	1/12/2028		2,330,000	2,306,290
Standard Chartered PLC, Sr. Unscd. Notes(b),(d)	5.69	5/14/2028		2,295,000	2,316,905
Standard Chartered PLC, Sr. Unscd. Notes(b),(d)	6.75	2/8/2028		2,250,000	2,278,627
Yorkshire Water Finance PLC, Sr. Scd. Bonds	6.60	4/17/2031	GBP	2,200,000	3,045,238
					72,947,249
United States — 8.0%
Alphabet, Inc., Sr. Unscd. Notes	5.65	2/15/2056		8,151,000	8,048,419
Amazon.com, Inc., Sr. Unscd. Notes	5.80	3/13/2056		3,767,000	3,745,597
Apollo Debt Solutions BDC, Sr. Unscd. Notes(b)	5.70	1/23/2031		7,775,000	7,614,902
Bank of America Corp., Sr. Unscd. Notes	2.55	2/4/2028		3,740,000	3,698,083
Bank of America Corp., Sr. Unscd. Notes	3.71	4/24/2028		3,735,000	3,710,185
Bank of America Corp., Sr. Unscd. Notes	3.82	1/20/2028		3,685,000	3,672,281
Bank of America Corp., Sr. Unscd. Notes	4.38	4/27/2028		3,710,000	3,706,613
Blackstone Private Credit Fund, Sr. Unscd. Notes	5.35	3/12/2031		5,434,000	5,226,924
Blackstone Private Credit Fund, Sr. Unscd. Notes	6.25	1/25/2031		6,236,000	6,244,171
Brown & Brown, Inc., Sr. Unscd. Notes(d)	5.25	6/23/2032		2,770,000	2,773,978
Brown & Brown, Inc., Sr. Unscd. Notes(d)	5.55	6/23/2035		4,140,000	4,133,198
Brown & Brown, Inc., Sr. Unscd. Notes	5.65	6/11/2034		4,020,000	4,074,020
Carrier Global Corp., Sr. Unscd. Notes	5.90	3/15/2034		4,583,000	4,833,383
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Sr. Scd. Notes(d)	3.70	4/1/2051		3,560,000	2,210,877
Citigroup, Inc., Sr. Unscd. Notes	3.07	2/24/2028		3,730,000	3,695,201
Citigroup, Inc., Sr. Unscd. Notes	3.89	1/10/2028		3,680,000	3,667,840
Citigroup, Inc., Sr. Unscd. Notes	4.64	5/7/2028		3,705,000	3,708,312
Citigroup, Inc., Sr. Unscd. Notes(d)	5.45	6/11/2035		670,000	681,685
Constellation Energy Generation LLC, Sr. Unscd. Notes(d)	5.88	1/15/2066		14,300,000	13,982,984
Duke Energy Carolinas LLC, First Mortgage Bonds	4.85	1/15/2034		9,715,000	9,669,063
Eversource Energy, Jr. Sub. Notes, Ser. A	6.10	8/15/2056		3,158,000	3,152,915
Eversource Energy, Jr. Sub. Notes, Ser. B	6.35	8/15/2056		1,603,000	1,604,994
Exelon Corp., Sr. Unscd. Notes	5.60	3/15/2053		4,480,000	4,297,956
Exelon Corp., Sr. Unscd. Notes(d)	5.88	3/15/2055		6,700,000	6,652,500
Foundry JV Holdco LLC, Sr. Scd. Notes(b)	6.25	1/25/2035		8,370,000	8,893,195

Description	Coupon Rate (%)	Maturity Date		Principal Amount ($)(a)	Value ($)
Corporate Bonds and Notes — 15.3% (continued)
United States — 8.0% (continued)
Global Payments, Inc., Sr. Unscd. Notes	5.20	11/15/2032		6,590,000	6,442,132
Global Payments, Inc., Sr. Unscd. Notes	5.55	11/15/2035		7,720,000	7,487,484
JPMorgan Chase & Co., Sr. Unscd. Notes	2.95	2/24/2028		3,730,000	3,692,930
JPMorgan Chase & Co., Sr. Unscd. Notes	3.54	5/1/2028		3,740,000	3,709,758
JPMorgan Chase & Co., Sr. Unscd. Notes	3.78	2/1/2028		3,690,000	3,675,361
JPMorgan Chase & Co., Sr. Unscd. Notes	5.57	4/22/2028		3,665,000	3,696,067
Kraft Heinz Foods Co., Gtd. Notes	4.38	6/1/2046		752,000	602,562
Kraft Heinz Foods Co., Gtd. Notes	5.00	6/4/2042		4,147,000	3,717,567
Meta Platforms, Inc., Sr. Unscd. Notes	6.20	5/15/2046		17,598,000	17,620,036
Morgan Stanley, Sr. Unscd. Notes	2.48	1/21/2028		3,735,000	3,694,879
Morgan Stanley, Sr. Unscd. Notes	3.59	7/22/2028		3,715,000	3,674,680
Morgan Stanley, Sr. Unscd. Notes	4.21	4/20/2028		3,715,000	3,707,753
Morgan Stanley, Sr. Unscd. Notes	5.32	7/19/2035		17,340,000	17,430,784
Morgan Stanley, Sr. Unscd. Notes	5.65	4/13/2028		3,660,000	3,691,785
Morgan Stanley, Sr. Unscd. Notes, Ser. I	4.89	10/22/2036		10,506,000	10,178,266
NextEra Energy Capital Holdings, Inc., Gtd. Bonds	4.00	5/15/2056	EUR	4,300,000	4,862,288
Oracle Corp., Sr. Unscd. Notes(d)	4.80	9/26/2032		1,260,000	1,199,415
Oracle Corp., Sr. Unscd. Notes	5.95	9/26/2055		3,853,000	3,276,408
Oracle Corp., Sr. Unscd. Notes	6.10	9/26/2065		3,407,000	2,853,033
Pacific Gas and Electric Co., First Mortgage Bonds	5.20	5/1/2036		4,792,000	4,656,320
Pacific Gas and Electric Co., First Mortgage Bonds	6.00	5/1/2056		13,893,000	13,300,768
PG&E Corp., Jr. Sub. Notes	6.85	9/15/2056		4,620,000	4,605,880
PG&E Corp., Jr. Sub. Notes	7.38	3/15/2055		8,558,000	8,725,968
Puget Energy, Inc., Jr. Sub. Notes	7.00	9/15/2056		3,290,000	3,329,773
Puget Energy, Inc., Jr. Sub. Notes	7.25	9/15/2056		6,910,000	7,057,674
Repsol E&P Capital Markets US LLC, Gtd. Notes(b)	5.98	9/16/2035		2,723,000	2,778,192
SBA Tower Trust, Asset Backed Notes(b)	2.59	10/15/2031		6,340,000	5,648,335
Sierra Pacific Power Co., Jr. Sub. Notes	6.38	9/15/2056		23,038,000	23,042,195
Spire, Inc., Jr. Sub. Bonds	6.25	6/1/2056		2,816,000	2,806,721
Take-Two Interactive Software, Inc., Sr. Unscd. Notes	5.60	6/12/2034		1,590,000	1,627,450
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	2.64	2/24/2028		3,745,000	3,700,216
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	3.62	3/15/2028		3,720,000	3,695,918
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	4.94	4/23/2028		3,690,000	3,700,919
The PNC Financial Services Group, Inc., Sr. Unscd. Notes	5.30	1/21/2028		2,270,000	2,279,810
The PNC Financial Services Group, Inc., Sr. Unscd. Notes	6.62	10/20/2027		2,290,000	2,304,592
The Williams Companies, Inc., Sr. Unscd. Notes	5.30	9/30/2035		4,473,000	4,464,069
Truist Bank, Sr. Unscd. Notes	4.42	7/24/2028		2,295,000	2,292,610
US Bancorp, Sr. Unscd. Notes	2.22	1/27/2028		2,340,000	2,310,454
US Bancorp, Sr. Unscd. Notes	4.55	7/22/2028		2,290,000	2,290,578
Verizon Communications, Inc., Sr. Unscd. Notes	6.00	11/30/2065		4,543,000	4,406,666
WEA Finance LLC, Gtd. Notes(b)	2.88	1/15/2027		5,510,000	5,457,578
WEA Finance LLC, Gtd. Notes	2.88	1/15/2027		2,764,000	2,737,704
WEA Finance LLC, Gtd. Notes(b),(d)	4.13	9/20/2028		2,326,000	2,290,561
WEA Finance LLC/Westfield UK & Europe Finance PLC, Gtd. Notes(b)	4.75	9/17/2044		1,662,000	1,428,537
Wells Fargo & Co., Sr. Unscd. Notes	3.53	3/24/2028		3,725,000	3,698,081
Wells Fargo & Co., Sr. Unscd. Notes	5.71	4/22/2028		3,660,000	3,693,418

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date		Principal Amount ($)(a)	Value ($)
Corporate Bonds and Notes — 15.3% (continued)
United States — 8.0% (continued)
Wells Fargo & Co., Sr. Unscd. Notes, Ser. W	4.90	1/24/2028		3,650,000	3,658,563
Western Alliance Bank, Sub. Notes	6.54	11/15/2035		7,840,000	7,790,922
					368,692,936
Total Corporate Bonds and Notes (cost $704,990,555)					700,922,255
Foreign Governmental — 29.5%
Australia — 3.2%
Australia, Sr. Unscd. Bonds, Ser. 140	4.50	4/21/2033	AUD	22,400,000	15,480,569
Australia, Sr. Unscd. Bonds, Ser. 150	3.00	3/21/2047	AUD	5,240,000	2,631,906
New South Wales Treasury Corp., Govt. Gtd. Notes	1.75	3/20/2034	AUD	8,862,000	4,838,907
New South Wales Treasury Corp., Govt. Gtd. Notes	2.00	3/8/2033	AUD	19,591,000	11,310,470
New South Wales Treasury Corp., Govt. Gtd. Notes	4.25	2/20/2036	AUD	10,116,000	6,463,328
New South Wales Treasury Corp., Govt. Gtd. Notes	4.75	2/20/2035	AUD	4,848,000	3,262,732
New South Wales Treasury Corp., Govt. Gtd. Notes	4.75	2/20/2037	AUD	7,835,600	5,146,351
Queensland Treasury Corp., Govt. Gtd. Bonds(b)	1.75	7/20/2034	AUD	27,809,000	14,978,308
Queensland Treasury Corp., Govt. Gtd. Bonds	2.00	8/22/2033	AUD	9,256,000	5,256,611
Queensland Treasury Corp., Govt. Gtd. Bonds(b)	4.50	8/22/2035	AUD	17,503,000	11,460,790
Queensland Treasury Corp., Govt. Gtd. Notes(b)	5.00	7/21/2037	AUD	34,228,000	22,812,882
Treasury Corp. of Victoria, Govt. Gtd. Bonds	2.00	9/17/2035	AUD	8,814,000	4,636,888
Treasury Corp. of Victoria, Govt. Gtd. Notes	4.75	9/15/2036	AUD	41,354,000	27,229,646
Treasury Corp. of Victoria, Govt. Gtd. Notes	5.00	11/20/2040	AUD	17,950,000	11,461,679
					146,971,067
Austria — .5%
Austria, Sr. Unscd. Bonds(b)	2.90	2/20/2034	EUR	20,575,000	23,416,575
Belgium — .4%
Kingdom of Belgium, Sr. Unscd. Notes, Ser. 103(b)	3.10	6/22/2035	EUR	8,800,000	9,885,249
Kingdom of Belgium, Sr. Unscd. Notes, Ser. 98(b)	3.30	6/22/2054	EUR	8,225,000	7,924,213
					17,809,462
Brazil — .9%
Brazil, Sr. Unscd. Notes	5.50	4/23/2036	EUR	4,753,000	5,499,878
Brazil Notas do Tesouro Nacional, Notes, Ser. F	10.00	1/1/2037	BRL	224,000,000	33,887,415
					39,387,293
Canada — .9%
Canada, Bonds	3.25	9/1/2028	CAD	17,600,000	12,531,275
Province of Ontario Canada, Sr. Unscd. Notes	4.15	12/2/2054	CAD	11,261,000	7,483,751
Province of Ontario Canada, Sr. Unscd. Notes	4.60	12/2/2055	CAD	21,393,000	15,329,651
Province of Quebec Canada, Sr. Unscd. Notes	4.20	12/1/2057	CAD	10,970,000	7,263,676
					42,608,353
China — 1.2%
China, Bonds, Ser. INBK	1.61	2/15/2035	CNY	384,050,000	56,408,533
Colombia — 1.3%
Colombian TES, Bonds, Ser. B	11.75	1/24/2035	COP	63,000,000,000	18,194,529
Colombian TES, Bonds, Ser. B	13.25	2/9/2033	COP	126,640,000,000	39,091,986
					57,286,515
Czechia — .1%
Czech Republic, Sr. Unscd. Bonds, Ser. 156	3.00	3/3/2033	CZK	149,730,000	6,526,490
Denmark — .1%
Denmark, Bonds, Ser. 31Y	4.50	11/15/2039	DKK	14,250,000	2,568,759
Finland — .1%
Finland, Sr. Unscd. Bonds, Ser. 10Y(b)	3.00	9/15/2033	EUR	3,750,000	4,299,967

Description	Coupon Rate (%)	Maturity Date		Principal Amount ($)(a)	Value ($)
Foreign Governmental — 29.5% (continued)
France — 1.1%
France, Bonds, Ser. OAT(b)	3.00	5/25/2033	EUR	26,150,000	29,435,683
France, Bonds, Ser. OAT(b)	3.25	5/25/2055	EUR	8,625,000	7,991,699
France, Bonds, Ser. OAT(b)	4.00	10/25/2038	EUR	11,685,000	13,611,691
					51,039,073
Greece — .1%
Hellenic Republic, Sr. Unscd. Notes(b)	4.38	7/18/2038	EUR	3,438,000	4,195,891
Hungary — .1%
Hungary, Bonds, Ser. 33/A	2.25	4/20/2033	HUF	710,000	1,925
Hungary, Bonds, Ser. 35/A	7.00	10/24/2035	HUF	687,000,000	2,516,084
					2,518,009
Ireland — .2%
Ireland, Unscd. Bonds	2.60	10/18/2034	EUR	9,050,000	10,110,947
Italy — 1.7%
Italy Buoni Poliennali Del Tesoro, Sr. Unscd. Notes, Ser. 30Y(b)	4.30	10/1/2054	EUR	69,495,000	78,588,942
Japan — 3.3%
Japan (20 Year Issue), Bonds, Ser. 183	1.40	12/20/2042	JPY	157,850,000	729,326
Japan (20 Year Issue), Bonds, Ser. 184	1.10	3/20/2043	JPY	453,400,000	1,975,488
Japan (30 Year Issue), Bonds, Ser. 69	0.70	12/20/2050	JPY	188,750,000	586,606
Japan (30 Year Issue), Bonds, Ser. 83	2.20	6/20/2054	JPY	17,883,300,000	78,255,592
Japan (40 Year Issue), Bonds, Ser. 15	1.00	3/20/2062	JPY	431,700,000	1,230,661
Japan (40 Year Issue), Bonds, Ser. 17	2.20	3/20/2064	JPY	16,119,900,000	67,204,998
					149,982,671
Malaysia — .4%
Malaysia, Bonds, Ser. 225	3.48	7/2/2035	MYR	79,100,000	19,208,193
Mexico — .5%
Mexican Bonos, Bonds, Ser. M	8.00	2/21/2036	MXN	280,000,000	14,950,359
Mexico, Sr. Unscd. Notes	5.63	9/22/2035		4,693,000	4,568,635
Mexico, Sr. Unscd. Notes	6.13	2/9/2038		3,858,000	3,789,521
					23,308,515
Netherlands — .6%
Netherlands, Bonds(b)	2.50	7/15/2034	EUR	23,600,000	26,277,656
New Zealand — .1%
New Zealand, Unscd. Bonds, Ser. 534	4.25	5/15/2034	NZD	9,220,000	5,262,769
Peru — .0%
Peru, Sr. Unscd. Notes	6.90	8/12/2037	PEN	4,000,000	1,197,502
Poland — .6%
Poland, Bonds, Ser. 1033	6.00	10/25/2033	PLN	24,625,000	6,955,508
Poland, Bonds, Ser. 1035	5.00	10/25/2035	PLN	73,000,000	19,125,904
					26,081,412
Portugal — .2%
Portugal Obrigacoes do Tesouro OT, Sr. Unscd. Notes, Ser. 11Y(b)	2.88	10/20/2034	EUR	9,550,000	10,758,144
Romania — .4%
Romania, Bonds, Ser. 11Y(d)	6.75	4/25/2035	RON	16,200,000	3,538,779
Romania, Sr. Unscd. Notes(b)	5.25	5/30/2032	EUR	9,096,000	10,630,714
Romania, Sr. Unscd. Notes(d)	6.75	7/11/2039	EUR	2,963,000	3,599,635
					17,769,128
Singapore — .1%
Singapore, Bonds	3.38	9/1/2033	SGD	5,615,000	4,750,232
South Korea — 4.1%
Korea, Bonds, Ser. 2812	2.38	12/10/2028	KRW	11,350,200,000	7,112,895

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date		Principal Amount ($)(a)	Value ($)
Foreign Governmental — 29.5% (continued)
South Korea — 4.1% (continued)
Korea, Bonds, Ser. 3212	4.25	12/10/2032	KRW	42,127,800,000	27,542,927
Korea, Bonds, Ser. 3506	2.63	6/10/2035	KRW	202,400,000,000	116,569,780
Korea, Bonds, Ser. 3512	3.25	12/10/2035	KRW	38,600,000,000	23,272,384
Korea, Bonds, Ser. 5209	3.13	9/10/2052	KRW	8,610,000,000	4,478,996
Korea, Bonds, Ser. 5303	3.25	3/10/2053	KRW	18,165,000,000	9,675,940
					188,652,922
Spain — 1.7%
Spain, Sr. Unscd. Bonds(b)	0.70	4/30/2032	EUR	21,750,000	21,978,935
Spain, Sr. Unscd. Bonds(b)	3.25	4/30/2034	EUR	16,975,000	19,569,554
Spain, Sr. Unscd. Notes(b)	3.45	10/31/2034	EUR	31,250,000	36,457,545
					78,006,034
Supranational — .5%
European Union, Sr. Unscd. Bonds, Ser. UFA	3.00	3/4/2053	EUR	8,406,311	8,044,966
European Union, Sr. Unscd. Notes, Ser. SURE	0.20	6/4/2036	EUR	14,551,000	12,410,545
					20,455,511
Sweden — .1%
Sweden, Bonds, Ser. 1066	2.25	5/11/2035	SEK	48,000,000	4,833,631
Switzerland — .4%
Swiss Confederation, Bonds	0.50	6/27/2032	CHF	14,445,000	18,265,148
Thailand — .4%
Thailand, Sr. Unscd. Bonds	2.41	3/17/2035	THB	574,550,000	17,899,477
United Kingdom — 4.2%
United Kingdom Gilt, Bonds	1.50	7/31/2053	GBP	113,800,000	66,192,715
United Kingdom Gilt, Bonds	4.38	7/31/2054	GBP	111,865,000	124,628,563
United Kingdom Gilt, Bonds	5.38	1/31/2056	GBP	2,500,000	3,265,057
					194,086,335
Total Foreign Governmental (cost $1,410,484,081)					1,350,531,156
U.S. Government Agencies Mortgage-Backed — 25.8%
Federal Home Loan Mortgage Corp.:
2.00%, 3/1/2051-3/1/2052(e)				49,232,741	39,533,311
2.50%, 10/1/2035-4/1/2052(e)				60,681,074	53,169,948
3.00%, 10/1/2042-7/1/2052(e)				39,950,322	36,489,956
5.00%, 4/1/2036-4/1/2056(e)				173,311,047	172,758,090
5.50%, 7/1/2040-11/1/2055(e)				240,443,370	243,899,178
Federal National Mortgage Association:
2.00%, 8/1/2042-5/1/2052(e)				65,590,721	54,202,261
2.50%, 12/1/2040-4/1/2052(e)				86,863,897	75,587,548
3.00%, 5/1/2040-6/1/2050(e)				63,661,969	57,256,263
3.50%, 7/1/2037-9/1/2052(e)				37,737,624	34,866,169
4.50%, 8/1/2053-12/1/2055(e)				43,949,422	42,287,675
5.00%, 12/1/2040-9/1/2054(e)				39,805,605	39,756,460
5.50%, 3/1/2035-1/1/2055(e)				226,823,530	230,527,189
6.00%, 1/1/2055-7/1/2055(e)				24,036,384	24,764,573
Government National Mortgage Association II:
4.00%, 1/20/2055-5/20/2055				40,212,391	37,423,785
4.50%, 11/20/2055-12/20/2055				43,220,187	41,550,860
Total U.S. Government Agencies Mortgage-Backed (cost $1,188,148,110)					1,184,073,266

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
U.S. Treasury Securities — 21.3%
U.S. Treasury Bonds(d)	4.63	2/15/2046	115,400,000	110,802,031
U.S. Treasury Bonds(d)	4.63	2/15/2055	14,275,000	13,568,499
U.S. Treasury Bonds(d)	4.75	2/15/2045	38,400,000	37,572,750
U.S. Treasury Bonds(d)	4.75	5/15/2055	35,850,000	34,781,502
U.S. Treasury Bonds(d)	4.75	2/15/2056	181,100,000	175,964,116
U.S. Treasury Bonds	5.00	5/15/2045	34,600,000	34,904,101
U.S. Treasury Bonds	5.00	5/15/2056	103,700,000	104,809,914
U.S. Treasury Inflation Indexed Bonds(f)	0.13	2/15/2052	71,012,368	36,803,397
U.S. Treasury Inflation Indexed Bonds(f)	2.38	2/15/2055	58,403,120	53,786,334
U.S. Treasury Notes	4.00	2/15/2034	37,170,000	36,320,607
U.S. Treasury Notes	4.00	11/15/2035	173,700,000	168,054,750
U.S. Treasury Notes(g)	4.25	5/15/2035	18,900,000	18,679,254
U.S. Treasury Notes(d)	4.25	8/15/2035	19,111,500	18,870,367
U.S. Treasury Notes(g)	4.63	9/30/2030	45,050,000	45,791,741
U.S. Treasury Notes(d),(g)	4.63	2/15/2035	83,924,500	85,265,325
Total U.S. Treasury Securities (cost $989,290,606)				975,974,688

Description/Number of Contracts/Counterparty	Exercise Price	Expiration Date		Notional Amount ($)(h)
Options Purchased — .0%
Put Options — .0%
Swaption Receiver Markit CDX North America Investment Grade Index Series 46, Payer 3 Month Fixed Rate of 1.00% terminating on 06/20/2031, Contracts N/A, Citigroup Global Markets, Inc.	0.55	7/15/2026		226,850,000	45,021
Swaption Receiver Markit iTraxx Europe Crossover Index Series 45, Payer 3 Month Fixed Rate of 5.00% terminating on 06/20/2031, Contracts N/A, Morgan Stanley & Co. LLC	3.00	7/15/2026	EUR	62,750,000	19,202
Swaption Receiver Markit iTraxx Europe Crossover Index Series 45, Payer 3 Month Fixed Rate of 5.00% terminating on 06/20/2031, Contracts N/A, Morgan Stanley & Co. LLC	3.13	7/15/2026	EUR	62,950,000	13,530
Swaption Receiver Markit iTraxx Europe Crossover Index Series 45, Payer 3 Month Fixed Rate of 5.00% terminating on 06/20/2031, Contracts N/A, Morgan Stanley & Co. LLC	3.88	7/15/2026	EUR	63,600,000	3,249
Swaption Receiver Markit iTraxx Europe Index Series 45, Payer 3 Month Fixed Rate of 1.00% terminating on 06/20/2031, Contracts N/A, Morgan Stanley & Co. LLC	0.58	7/15/2026	EUR	155,700,000	32,113
Total Options Purchased (cost $2,270,034)					113,115

Description	1-Day Yield (%)	Shares
Investment Companies — 1.2%
Registered Investment Companies — 1.2%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(i) (cost $55,730,772)	3.70	55,730,772	55,730,772

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares	Value ($)
Investment of Cash Collateral for Securities Loaned — .6%
Registered Investment Companies — .6%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(i) (cost $29,004,194)	3.70	29,004,194	29,004,194
Total Investments (cost $4,533,950,324)		97.1%	4,450,764,658
Cash and Receivables (Net)		2.9%	131,811,926
Net Assets		100.0%	4,582,576,584

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CLO—Collateralized Loan Obligation
CNY—Chinese Yuan Renminbi
COP—Colombian Peso
CZK—Czech Koruna
DKK—Danish Krone
EUR—Euro
EURIBOR—Euro Interbank Offered Rate
GBP—British Pound
HUF—Hungarian Forint
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
MYR—Malaysian Ringgit
NZD—New Zealand Dollar
PEN—Peruvian Sol
PLN—Polish Zloty
RON—Romanian New Leu
SEK—Swedish Krona
SGD—Singapore Dollar
THB—Thai Baht
TSFR—Term Secured Overnight Financing Rate Reference Rates
USD—United States Dollar

(a)	Amount stated in U.S. Dollars unless otherwise noted above.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, these securities amounted to $636,871,952 or 13.9% of net assets.

(c)
Variable rate security—Interest rate resets periodically and the rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

(d)
Security, or portion thereof, on loan. At June 30, 2026, the value of the fund’s securities on loan was $419,723,759 and the value of the collateral was
$439,303,037, consisting of cash collateral of $29,004,194 and U.S. Government & Agency securities valued at $410,298,843.  In addition, the value of collateral may include pending sales that are also on loan.

(e)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(f)	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(g)	Held or partially held by a broker as collateral for open over-the-counter derivative contracts.

(h)	Notional amount stated in U.S. Dollars unless otherwise indicated.
(i)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 12/31/2025	Purchases ($)	Sales ($)	Value ($) 6/30/2026	Dividends/ Distributions ($)
Registered Investment Companies - 1.2%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 1.2%	36,296,415	1,617,803,079	(1,598,368,722)	55,730,772	1,018,280
Investment of Cash Collateral for Securities Loaned - .6%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .6%	21,949,136	187,335,536	(180,280,478)	29,004,194	195,194†
Total - 1.8%	58,245,551	1,805,138,615	(1,778,649,200)	84,734,966	1,213,474

†
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
5 Year U.S. Treasury Note	1,200	9/30/2026	128,509,808	128,456,256	(53,552)
10 Year U.S. Treasury Note	208	9/21/2026	22,670,616	22,857,251	186,635
Australian 3-Year Bond	594	9/15/2026	42,789,663(a)	43,014,904	225,241
Canadian 10 Year Bond	609	9/18/2026	51,104,416(a)	52,004,929	900,513
Euro-Bobl	1,451	9/8/2026	190,379,845(a)	191,289,956	910,111
Euro-BTP	611	9/8/2026	82,690,575(a)	83,321,648	631,073
Euro-Buxl 30 Year Bond	1,101	9/8/2026	137,396,919(a)	139,915,049	2,518,130
Euro-Schatz	2,580	9/8/2026	311,937,505(a)	312,360,332	422,827
Long Gilt	339	9/28/2026	40,146,693(a)	40,114,753	(31,940)
Ultra 10 Year U.S. Treasury Note	674	9/21/2026	75,752,155	75,803,938	51,783
Futures Short
2 Year U.S. Treasury Note	332	9/30/2026	68,505,587	68,436,094	69,493
Australian 10-Year Bond	1,561	9/15/2026	118,386,147(a)	118,686,180	(300,033)
Euro-Bund	23	9/8/2026	3,333,873(a)	3,346,470	(12,597)
Euro-OAT	1,696	9/8/2026	231,808,148(a)	232,503,195	(695,047)
Japanese 10 Year Bond	89	9/14/2026	69,778,054(a)	69,937,760	(159,706)
U.S. Treasury Long-Term Bond	130	9/21/2026	14,393,198	14,755,000	(361,802)
Ultra U.S. Treasury Bond	5,982	9/21/2026	676,788,333	694,846,687	(18,058,354)
Gross Unrealized Appreciation					5,915,806
Gross Unrealized Depreciation					(19,673,031)

(a)	Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Options Written
Description/Contracts/Counterparty	Exercise Price	Expiration Date	Notional Amount ($)(a)		Value ($)
Call Options:
Swaption Receiver Markit iTraxx Europe Index Series 45, Payer 3 Month Fixed Rate of 1.00% terminating on 06/20/2031, Contracts N/A, Citigroup Global Markets, Inc.	0.58	7/15/2026	305,950,000	EUR	(945,577)
Swaption Receiver Markit iTraxx Europe Index Series 45, Payer 3 Month Fixed Rate of 1.00% terminating on 06/20/2031, Contracts N/A, Citigroup Global Markets, Inc.	0.58	7/15/2026	307,550,000	EUR	(950,522)
Put Options:
Swaption Payer Markit CDX North America Investment Grade Index Series 46, Receiver 3 Month Fixed Rate of 1.00% terminating on 06/20/2031, Contracts N/A, Goldman Sachs & Co. LLC	0.73	7/15/2026	445,750,000		(8,950)
Swaption Payer Markit CDX North America Investment Grade Index Series 46, Receiver 3 Month Fixed Rate of 1.00% terminating on 06/20/2031, Contracts N/A, Citigroup Global Markets, Inc.	0.65	7/15/2026	226,850,000		(8,709)
Swaption Payer Markit CDX North America Investment Grade Index Series 46, Receiver 3 Month Fixed Rate of 1.00% terminating on 06/20/2031, Contracts N/A, Citigroup Global Markets, Inc.	0.63	7/15/2026	226,850,000		(11,663)
Swaption Payer Markit CDX North America Investment Grade Index Series 46, Receiver 3 Month Fixed Rate of 1.00% terminating on 06/20/2031, Contracts N/A, Goldman Sachs & Co. LLC	0.58	7/15/2026	437,000,000		(49,525)
Swaption Payer Markit CDX North America Investment Grade Index Series 46, Receiver 3 Month Fixed Rate of 1.00% terminating on 06/20/2031, Contracts N/A, Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.58	7/15/2026	439,900,000		(49,854)
Swaption Payer Markit iTraxx Europe Index Series 45, Receiver 3 Month Fixed Rate of 1.00% terminating on 06/20/2031, Contracts N/A, Morgan Stanley & Co. LLC	0.68	7/15/2026	311,400,000	EUR	(16,815)
Swaption Payer Markit iTraxx Europe Index Series 45, Receiver 3 Month Fixed Rate of 1.00% terminating on 06/20/2031, Contracts N/A, Citigroup Global Markets, Inc.	0.58	7/15/2026	305,950,000	EUR	(63,101)
Swaption Payer Markit iTraxx Europe Index Series 45, Receiver 3 Month Fixed Rate of 1.00% terminating on 06/20/2031, Contracts N/A, Citigroup Global Markets, Inc.	0.58	7/15/2026	307,550,000	EUR	(63,431)
Total Options Written (premiums received $4,809,551)					(2,168,147)

EUR—Euro

(a)	Notional amount stated in U.S. Dollars unless otherwise indicated.

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Barclays Capital, Inc.
United States Dollar	415,832,885	Euro	356,654,000	7/8/2026	8,187,931
United States Dollar	19,438,652	Malaysian Ringgit	79,611,000	7/8/2026	(88,894)
Euro	269,000	United States Dollar	305,227	7/8/2026	2,232
Swedish Krona	25,692,196	Norwegian Krone	25,747,319	7/21/2026	52,408
United States Dollar	2,698,082	Australian Dollar	3,771,000	7/21/2026	88,251
United States Dollar	940,692	New Zealand Dollar	1,601,950	7/21/2026	30,174

Forward Foreign Currency Exchange Contracts (continued)
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Barclays Capital, Inc. (continued)
United States Dollar	2,328,947	New Zealand Dollar	3,983,000	7/21/2026	65,086
Swedish Krona	51,520,000	United States Dollar	5,382,249	7/21/2026	(62,691)
Euro	2,873,000	United States Dollar	3,349,654	7/21/2026	(64,093)
United States Dollar	3,404,046	New Zealand Dollar	5,700,540	7/21/2026	163,969
Swedish Krona	35,821,000	United States Dollar	3,813,913	7/21/2026	(115,313)
Norwegian Krone	31,193,000	United States Dollar	3,278,588	7/21/2026	(128,227)
New Zealand Dollar	5,592,000	United States Dollar	3,284,807	7/21/2026	(106,422)
Euro	2,234,000	United States Dollar	2,600,893	7/21/2026	(46,091)
BNP Paribas Corp.
United States Dollar	131,910,069	Australian Dollar	184,850,000	7/8/2026	3,946,649
Swedish Krona	22,469,463	United States Dollar	2,398,713	7/21/2026	(78,689)
United States Dollar	2,797,034	Australian Dollar	3,925,000	7/21/2026	80,622
Australian Dollar	16,522,362	United States Dollar	11,965,552	7/21/2026	(530,766)
Norwegian Krone	39,767,000	United States Dollar	4,308,255	7/21/2026	(291,957)
United States Dollar	2,386,468	Norwegian Krone	22,149,000	7/21/2026	149,513
British Pound	6,999,373	Euro	8,011,000	7/21/2026	122,795
Norwegian Krone	89,322,000	Swedish Krona	88,217,236	7/21/2026	(87,487)
United States Dollar	6,427,702	Canadian Dollar	8,813,000	7/21/2026	207,765
United States Dollar	5,020,758	New Zealand Dollar	8,411,460	7/21/2026	239,846
Norwegian Krone	43,573,000	United States Dollar	4,686,629	7/21/2026	(285,942)
United States Dollar	22,900,600	Euro	19,702,000	7/21/2026	369,402
United States Dollar	4,929,025	New Zealand Dollar	8,241,000	7/21/2026	244,999
Canadian Dollar	8,475,000	United States Dollar	6,154,818	7/21/2026	(173,431)
Citigroup Global Markets, Inc.
United States Dollar	4,692,786	Colombian Peso	16,140,695,000	7/8/2026	(20,148)
United States Dollar	6,291,803	New Zealand Dollar	10,733,000	7/21/2026	191,372
Australian Dollar	13,810,092	United States Dollar	9,988,826	7/21/2026	(431,146)
United States Dollar	5,366,689	Euro	4,721,509	7/21/2026	(32,827)
United States Dollar	784,609	Norwegian Krone	7,284,000	7/21/2026	48,956
Norwegian Krone	29,438,000	United States Dollar	3,168,801	7/21/2026	(195,688)
United States Dollar	2,508,090	New Zealand Dollar	4,298,000	7/21/2026	65,190
New Zealand Dollar	4,302,000	United States Dollar	2,500,051	7/21/2026	(54,877)
United States Dollar	14,829,204	British Pound	11,109,000	7/21/2026	93,905
Deutsche Bank AG
United States Dollar	3,050,658	New Zealand Dollar	5,115,000	7/21/2026	143,390
United States Dollar	4,680,778	New Zealand Dollar	7,973,050	7/21/2026	149,050
Swedish Krona	89,185,000	United States Dollar	9,146,084	7/21/2026	62,471
Norwegian Krone	60,444,044	United States Dollar	6,525,235	7/21/2026	(420,641)
United States Dollar	4,651,428	Norwegian Krone	43,327,180	7/21/2026	275,566
Norwegian Krone	43,242,000	United States Dollar	4,676,271	7/21/2026	(309,012)
United States Dollar	10,816,580	Euro	9,281,000	7/21/2026	202,832
United States Dollar	9,142,886	Euro	8,044,491	7/21/2026	(56,790)
United States Dollar	6,546,330	Euro	5,613,000	7/21/2026	127,305
Swedish Krona	43,899,000	United States Dollar	4,670,578	7/21/2026	(137,906)

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Forward Foreign Currency Exchange Contracts (continued)
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Goldman Sachs & Co. LLC
United States Dollar	5,826,700	Euro	5,000,000	7/8/2026	111,848
British Pound	371,000	United States Dollar	491,497	7/8/2026	612
United States Dollar	11,626,153	Australian Dollar	16,296,000	7/8/2026	345,158
New Zealand Dollar	8,880,000	United States Dollar	5,263,398	7/8/2026	(218,302)
United States Dollar	7,121,242	Euro	6,198,000	7/8/2026	37,111
Peruvian Sol	61,230,000	United States Dollar	17,890,431	7/8/2026	17,714
Malaysian Ringgit	3,612,000	United States Dollar	907,492	7/8/2026	(21,515)
United States Dollar	197,840,919	South Korean Won	298,059,215,000	7/8/2026	5,427,703
United States Dollar	17,041,241	Swiss Franc	13,374,000	7/8/2026	474,709
Euro	540,000	United States Dollar	627,294	7/8/2026	(10,090)
United States Dollar	196,426,161	Japanese Yen	31,285,816,000	7/8/2026	3,889,862
Peruvian Sol	55,720,000	United States Dollar	16,296,324	7/8/2026	293
United States Dollar	8,670,144	South Korean Won	13,271,650,000	7/8/2026	102,582
Euro	492,000	United States Dollar	572,347	7/8/2026	(10,005)
United States Dollar	4,762,707	Euro	4,107,000	7/8/2026	68,528
United States Dollar	11,502,988	Euro	10,028,000	7/21/2026	34,972
United States Dollar	2,408,011	Australian Dollar	3,378,000	7/21/2026	70,167
United States Dollar	5,445,791	Australian Dollar	7,521,000	7/21/2026	240,662
United States Dollar	34,516,700	Swiss Franc	26,823,963	7/21/2026	1,240,374
United States Dollar	7,110,492	New Zealand Dollar	11,964,000	7/21/2026	310,385
United States Dollar	4,629,463	Norwegian Krone	43,110,903	7/21/2026	275,444
Swedish Krona	40,364,000	United States Dollar	4,298,021	7/21/2026	(130,345)
United States Dollar	6,247,712	Euro	5,360,000	7/21/2026	118,019
United States Dollar	2,736,732	Euro	2,371,138	7/21/2026	25,100
Swedish Krona	24,555,636	United States Dollar	2,549,291	7/21/2026	(13,865)
Norwegian Krone	43,116,000	United States Dollar	4,689,683	7/21/2026	(335,149)
Norwegian Krone	77,849,000	United States Dollar	8,398,513	7/21/2026	(536,093)
Swedish Krona	61,623,804	Norwegian Krone	61,731,407	7/21/2026	128,188
New Zealand Dollar	5,170,050	United States Dollar	3,032,896	7/21/2026	(94,339)
United States Dollar	1,845,893	Australian Dollar	2,678,212	7/21/2026	(7,642)
Swiss Franc	3,175,000	United States Dollar	4,090,246	7/21/2026	(151,516)
United States Dollar	11,672,679	Euro	10,114,000	7/21/2026	106,313
Swiss Franc	3,652,403	United States Dollar	4,672,456	7/21/2026	(141,487)
United States Dollar	2,158,430	Australian Dollar	3,032,653	7/21/2026	59,594
United States Dollar	9,291,474	Australian Dollar	13,081,000	7/21/2026	238,383
Japanese Yen	219,752,806	United States Dollar	1,400,053	7/21/2026	(46,228)
Norwegian Krone	41,496,089	United States Dollar	4,178,834	7/21/2026	12,096
United States Dollar	5,725,138	Euro	5,040,000	7/21/2026	(38,604)
United States Dollar	11,587,561	Swiss Franc	9,254,000	7/21/2026	107,560
Euro	5,020,000	United States Dollar	5,732,303	7/21/2026	8,567
United States Dollar	4,374,848	Australian Dollar	6,117,000	7/21/2026	141,398
United States Dollar	5,331,077	Euro	4,567,000	7/21/2026	108,258
United States Dollar	4,131,472	Euro	3,518,000	7/21/2026	108,289
HSBC Securities (USA), Inc.
Brazilian Real	88,192,000	United States Dollar	17,114,690	7/2/2026	(39,574)

Forward Foreign Currency Exchange Contracts (continued)
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
HSBC Securities (USA), Inc. (continued)
United States Dollar	17,454,879	Brazilian Real	88,192,000	7/2/2026	379,763
United States Dollar	1,250,656	Euro	1,072,000	7/8/2026	25,392
Chinese Yuan Renminbi	714,907,000	United States Dollar	105,974,571	7/8/2026	(640,881)
United States Dollar	19,566,018	Thai Baht	638,492,000	7/8/2026	333,861
United States Dollar	3,366,187	Romanian New Leu	15,225,000	7/8/2026	47,222
United States Dollar	26,166,102	Polish Zloty	95,471,000	7/8/2026	787,451
Czech Koruna	2,902,000	United States Dollar	138,242	7/8/2026	(1,622)
Chinese Yuan Renminbi	13,778,000	United States Dollar	2,040,200	7/8/2026	(10,163)
United States Dollar	4,476,882	Euro	3,864,000	7/8/2026	60,444
Colombian Peso	68,495,766,000	United States Dollar	18,389,902	7/8/2026	1,610,225
United States Dollar	43,284,237	Peruvian Sol	148,052,000	7/8/2026	(17,032)
New Zealand Dollar	64,755,755	United States Dollar	38,439,566	7/21/2026	(1,633,642)
United States Dollar	3,310,910	New Zealand Dollar	5,574,000	7/21/2026	142,756
United States Dollar	2,979,608	Canadian Dollar	4,084,000	7/21/2026	97,250
Canadian Dollar	13,024,011	Euro	8,065,000	7/21/2026	(31,194)
British Pound	180,077	United States Dollar	243,309	7/21/2026	(4,450)
Australian Dollar	13,886,908	United States Dollar	10,037,596	7/21/2026	(426,753)
United States Dollar	9,518,088	Euro	8,373,000	7/21/2026	(57,271)
United States Dollar	33,760,959	Norwegian Krone	310,130,148	7/21/2026	2,439,124
New Zealand Dollar	4,386,950	United States Dollar	2,573,778	7/21/2026	(80,320)
Swedish Krona	88,272,000	Euro	8,000,488	7/21/2026	(35,068)
United States Dollar	16,984,039	Brazilian Real	88,192,000	8/4/2026	43,155
United States Dollar	17,679,664	Brazilian Real	92,657,000	8/4/2026	(118,905)
J.P. Morgan Securities LLC
United States Dollar	1,164,320	Euro	1,016,000	7/8/2026	3,062
Swedish Krona	12,212,000	United States Dollar	1,281,308	7/8/2026	(21,314)
Canadian Dollar	956,000	United States Dollar	688,965	7/8/2026	(14,661)
Euro	4,470,000	United States Dollar	5,098,939	7/8/2026	10,139
United States Dollar	12,875,306	Australian Dollar	18,428,000	7/21/2026	121,668
United States Dollar	7,497,694	Australian Dollar	10,557,000	7/21/2026	191,412
Norwegian Krone	26,151,956	United States Dollar	2,822,790	7/21/2026	(181,553)
United States Dollar	62,611,763	Swedish Krona	581,476,853	7/21/2026	2,572,947
United States Dollar	2,763,150	Australian Dollar	4,005,000	7/21/2026	(8,628)
United States Dollar	35,806	Norwegian Krone	334,097	7/21/2026	2,063
Norwegian Krone	27,421,911	United States Dollar	2,764,111	7/21/2026	5,387
Norwegian Krone	45,768,000	United States Dollar	4,611,902	7/21/2026	10,473
Euro	70,431,456	United States Dollar	82,717,216	7/21/2026	(2,171,835)
Australian Dollar	12,554,000	United States Dollar	8,823,905	7/21/2026	(135,541)
Merrill Lynch, Pierce, Fenner & Smith, Inc.
British Pound	223,000	United States Dollar	294,793	7/8/2026	1,003
United States Dollar	71,813,874	Colombian Peso	257,668,179,000	7/8/2026	(3,422,842)
Canadian Dollar	721,000	United States Dollar	510,906	7/8/2026	(2,356)
Peruvian Sol	22,466,000	United States Dollar	6,574,966	7/8/2026	(4,259)
United States Dollar	177,604,297	Chinese Yuan Renminbi	1,199,469,625	7/8/2026	875,630

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Forward Foreign Currency Exchange Contracts (continued)
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Merrill Lynch, Pierce, Fenner & Smith, Inc. (continued)
United States Dollar	9,002,574	Canadian Dollar	12,565,000	7/21/2026	134,593
United States Dollar	4,094,007	Swiss Franc	3,180,000	7/21/2026	149,075
Morgan Stanley & Co. LLC
United States Dollar	2,614,071	Danish Krone	16,792,000	7/8/2026	46,056
United States Dollar	1,499,184	Euro	1,299,000	7/8/2026	14,465
United States Dollar	6,637,266	Czech Koruna	138,748,000	7/8/2026	105,290
Japanese Yen	198,482,000	United States Dollar	1,228,461	7/8/2026	(6,982)
United States Dollar	1,863,796	Swedish Krona	18,216,000	7/8/2026	(15,671)
United States Dollar	553,412	Hungarian Forint	169,929,000	7/8/2026	7,827
United States Dollar	3,891,581	Swedish Krona	36,175,000	7/8/2026	159,164
Swedish Krona	3,000	United States Dollar	319	7/21/2026	(10)
United States Dollar	5,388,014	Swedish Krona	51,604,000	7/21/2026	59,783
United States Dollar	4,709,810	Canadian Dollar	6,545,000	7/21/2026	90,556
Swedish Krona	122,537	United States Dollar	13,083	7/21/2026	(431)
United States Dollar	4,683,378	Australian Dollar	6,573,347	7/21/2026	134,100
United States Dollar	14,009,417	Norwegian Krone	129,263,000	7/21/2026	954,400
Canadian Dollar	7,491,000	United States Dollar	5,465,712	7/21/2026	(178,800)
Norwegian Krone	31,884,000	United States Dollar	3,222,433	7/21/2026	(2,284)
Norwegian Krone	28,475,000	United States Dollar	3,065,775	7/21/2026	(189,921)
United States Dollar	625	Norwegian Krone	5,820	7/21/2026	37
United States Dollar	3,999,289	Australian Dollar	5,807,788	7/21/2026	(20,161)
United States Dollar	426,829	Euro	369,862	7/21/2026	3,854
RBC Capital Markets, LLC
United States Dollar	210,012,967	British Pound	156,547,000	7/8/2026	2,362,888
United States Dollar	45,894,691	Canadian Dollar	63,454,000	7/8/2026	1,138,100
United States Dollar	17,203,623	Canadian Dollar	23,505,843	7/21/2026	613,941
United States Dollar	4,290,325	Norwegian Krone	39,898,000	7/21/2026	260,795
UBS Securities LLC
United States Dollar	1,810,056	Euro	1,570,000	7/8/2026	15,593
United States Dollar	14,663,661	Mexican Peso	255,527,000	7/8/2026	61,284
United States Dollar	4,393,836	Singapore Dollar	5,609,000	7/8/2026	55,990
United States Dollar	2,804,387	Euro	2,449,000	7/21/2026	3,711
United States Dollar	6,871,053	Australian Dollar	9,649,000	7/21/2026	193,179
Swedish Krona	27,005,364	United States Dollar	2,806,496	7/21/2026	(18,130)
United States Dollar	5,053,211	Australian Dollar	7,096,000	7/21/2026	142,215
United States Dollar	3,517,058	Euro	3,023,000	7/21/2026	59,957
Swiss Franc	2,759,597	United States Dollar	3,531,686	7/21/2026	(108,283)

Forward Foreign Currency Exchange Contracts (continued)
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
UBS Securities LLC (continued)
United States Dollar	6,200,172	Chinese Yuan Renminbi	41,898,000	7/21/2026	21,682
Australian Dollar	7,422,000	United States Dollar	5,273,279	7/21/2026	(136,666)
Gross Unrealized Appreciation					45,670,530
Gross Unrealized Depreciation					(15,211,421)

Centrally Cleared Credit Default Swaps
Reference Obligations	Maturity Date	Notional Amount ($)(a)	Market Value ($)	Upfront Payments/ Receipts ($)	Unrealized Appreciation (Depreciation) ($)
Purchased Contracts:(b)
Markit CDX North America Investment Grade Index Series 46, Paid 3 Month Fixed Rate of 1.00%	6/20/2031	31,890,000	(708,077)	(694,067)	(14,010)
Markit iTraxx Europe Crossover Index Series 45, Paid 3 Month Fixed Rate of 5.00%	6/20/2031	8,432,388	(934,992)	(528,498)	(406,495)
Markit iTraxx Europe Senior Financial Index Series 45, Paid 3 Month Fixed Rate of 1.00%	6/20/2031	1,314,881,228	(28,106,248)	(27,574,464)	(531,783)
Sold Contracts:(c)
Markit iTraxx Europe Index Series 45, Received 3 Month Fixed Rate of 1.00%	6/20/2031	1,524,953,951	34,582,040	33,961,224	620,816
Gross Unrealized Appreciation					620,816
Gross Unrealized Depreciation					(952,288)

(a)
The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

(b)
If the fund is a buyer of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

(c)
If the fund is a seller of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

OTC Credit Default Swaps
Reference Obligations/ Counterparty	Maturity Date	Notional Amount ($)(a)	Market Value ($)	Upfront Payments/ Receipts ($)	Unrealized Appreciation (Depreciation) ($)
Purchased Contracts:(b)
BNP Paribas Corp.
UniCredit SpA, 5.86%, 6/19/2032, Paid 3 Month Fixed Rate of 1.00%	6/20/2031	9,620,692	(32,952)	(22,444)	(10,508)
Goldman Sachs & Co. LLC
TransDigm Inc., 6.38%, 5/31/2033, Paid 3 Month Fixed Rate of 5.00%	6/20/2031	5,040,000	(908,717)	(894,017)	(14,700)
Merrill Lynch, Pierce, Fenner & Smith, Inc.
Intesa Sanpaolo SpA, 4.20%, 6/1/2032, Paid 3 Month Fixed Rate of 1.00%	6/20/2031	10,409,086	(47,375)	(56,015)	8,640
YUM! Brands, 3.63%, 3/15/2031, Paid 3 Month Fixed Rate of 1.00%	6/20/2031	11,960,000	(98,866)	(84,143)	(14,723)

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
OTC Credit Default Swaps (continued)
Reference Obligations/ Counterparty	Maturity Date	Notional Amount ($)(a)	Market Value ($)	Upfront Payments/ Receipts ($)	Unrealized Appreciation (Depreciation) ($)
Sold Contracts:(c)
Goldman Sachs & Co. LLC
Ziggo Bond Company B.V., 5.13%, 2/28/2030, Received 3 Month Fixed Rate of 5.00%	12/20/2029	3,107,872	98,227	119,882	(21,655)
Ziggo Bond Company B.V., 5.13%, 2/28/2030, Received 3 Month Fixed Rate of 5.00%	12/20/2029	3,359,244	106,172	129,299	(23,127)
Gross Unrealized Appreciation					8,640
Gross Unrealized Depreciation					(84,713)

(a)
The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

(b)
If the fund is a buyer of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

(c)
If the fund is a seller of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

Centrally Cleared Interest Rate Swaps
Received Reference Entity	Paid Reference Entity	Maturity Date	Notional Amount ($)	Market Value ($)	Upfront Payments/ Receipts ($)	Unrealized Appreciation (Depreciation) ($)
EUR - 12 Month Fixed at 2.65%	EUR - 6 Month EURIBOR at 2.56%	11/6/2035	55,130,450	(368,431)	—	(368,431)
EUR - 12 Month Fixed at 2.65%	EUR - 6 Month EURIBOR at 2.56%	11/6/2035	55,130,450	(385,528)	—	(385,528)
SEK - 3 Month STIBOR at 2.05%	SEK - 12 Month Fixed at 2.72%	11/6/2035	54,144,085	(732,058)	—	(732,058)
SEK - 3 Month STIBOR at 2.05%	SEK - 3 Month STIBOR at 2.75%	11/6/2035	54,144,085	(1,276,030)	—	(1,276,029)
EUR - 12 Month Fixed at 2.70%	EUR - 6 Month EURIBOR at 2.49%	11/14/2035	9,643,544	(18,196)	—	(18,196)
SEK - 3 Month STIBOR at 2.00%	SEK - 3 Month STIBOR at 2.82%	11/14/2035	9,547,923	(215,258)	—	(215,258)
EUR - 12 Month Fixed at 2.76%	EUR - 6 Month EURIBOR at 2.60%	11/25/2035	254,457,020	778,359	474,491	303,868
GBP Maturity Fixed at 3.73%	GBP - 12 Month SONIA at 4.34%	6/30/2036	282,968,926	167,280	—	167,280
EUR Maturity Fixed at 2.80%	EUR - CPTFEMU at Maturity	7/28/2053	12,016,724	1,765,131	1,939,343	(174,212)
USD - CPURNSA at Maturity	USD Maturity Fixed at 2.53%	7/28/2053	15,405,000	(416,213)	(599,117)	182,904
EUR Maturity Fixed at 2.50%	EUR - CPTFEMU at Maturity	12/7/2053	37,454,428	2,387,423	712,450	1,674,972
USD - CPURNSA at Maturity	USD Maturity Fixed at 2.46%	12/7/2053	48,869,000	(773,135)	47,991	(821,126)
EUR - 6 Month EURIBOR at 2.60%	EUR - 12 Month Fixed at 3.08%	11/25/2055	113,357,346	(1,696,784)	(333,442)	(1,363,342)

Centrally Cleared Interest Rate Swaps (continued)
Received Reference Entity	Paid Reference Entity	Maturity Date	Notional Amount ($)	Market Value ($)	Upfront Payments/ Receipts ($)	Unrealized Appreciation (Depreciation) ($)
GBP Maturity Fixed at 3.19%	GBP - UKRPI at Maturity	2/15/2056	59,358,638	(73,490)	(98,741)	25,251
Gross Unrealized Appreciation						2,354,275
Gross Unrealized Depreciation						(5,354,180)

CPTFEMU—Eurostat Eurozone HICP Ex Tobacco Unrevised NSA
CPURNSA—US CPI Urban Consumers NSA
EUR—Euro
EURIBOR—Euro Interbank Offered Rate
GBP—British Pound
SEK—Swedish Krona
SONIA—Sterling Overnight Index Average
STIBOR—Stockholm Interbank Offered Rate
UKRPI—UK RPI All Items NSA
USD—United States Dollar
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2026 (Unaudited)
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments (including securities on loan, valued at $419,723,759)—Note 1(c):
Unaffiliated issuers	4,449,215,358	4,366,029,692
Affiliated issuers	84,734,966	84,734,966
Cash denominated in foreign currency	15,143,181	15,111,322
Cash collateral held by broker—Note 4		83,595,160
Dividends, interest and securities lending income receivable		47,369,835
Unrealized appreciation on forward foreign currency exchange contracts—Note 4		45,670,530
Receivable for investment securities sold		30,326,833
Receivable for shares of Beneficial Interest subscribed		5,095,533
Receivable for futures variation margin—Note 4		4,863,329
Receivable for swap variation margin—Note 4		512,459
Over-the-counter swap upfront payments—Note 4		249,181
Tax reclaim receivable—Note 1(b)		59,821
Unrealized appreciation on over-the-counter swap agreements—Note 4		8,640
Prepaid expenses		107,522
		4,683,734,823
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		1,755,148
Cash overdraft due to Custodian		4,215,754
Payable for investment securities purchased		29,894,148
Liability for securities on loan—Note 1(c)		29,004,194
Payable for shares of Beneficial Interest redeemed		17,207,991
Unrealized depreciation on forward foreign currency exchange contracts—Note 4		15,211,421
Outstanding options written, at value (premiums received $4,809,551)—Note 4		2,168,147
Over-the-counter swap upfront receipts—Note 4		1,056,619
Trustees’ fees and expenses payable		99,215
Unrealized depreciation on over-the-counter swap agreements—Note 4		84,713
Other accrued expenses		460,889
		101,158,239
Net Assets ($)		4,582,576,584
Composition of Net Assets ($):
Paid-in capital		4,747,913,437
Total distributable earnings (loss)		(165,336,853)
Net Assets ($)		4,582,576,584

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	170,942,437	7,400,903	3,205,901,865	1,198,331,379
Shares Outstanding	8,476,542	381,902	157,348,406	58,675,295
Net Asset Value Per Share ($)	20.17	19.38	20.37	20.42
See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2026 (Unaudited)

Investment Income ($):
Income:
Interest (net of $244,229 foreign taxes withheld at source)	99,878,688
Dividends:
Affiliated issuers	1,018,280
Affiliated income net of rebates from securities lending—Note 1(c)	195,194
Total Income	101,092,162
Expenses:
Management fee—Note 3(a)	9,246,999
Shareholder servicing costs—Note 3(c)	1,647,880
Trustees’ fees and expenses—Note 3(d)	341,061
Custodian fees—Note 3(c)	173,226
Administration fee—Note 3(a)	171,864
Professional fees	128,385
Registration fees	105,937
Prospectus and shareholders’ reports	97,367
Loan commitment fees—Note 2	58,604
Distribution plan fees—Note 3(b)	28,451
Chief Compliance Officer fees—Note 3(c)	20,180
Shareholder and regulatory reports service fees—Note 3(c)	10,000
Miscellaneous	29,081
Total Expenses	12,059,035
Net Investment Income	89,033,127
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(19,669,351)
Net realized gain (loss) on TBA sale commitments	(464,337)
Net realized gain (loss) on futures	37,582,332
Net realized gain (loss) on options transactions	6,116,896
Net realized gain (loss) on forward foreign currency exchange contracts	(5,605,549)
Net realized gain (loss) on swap agreements	(2,862,498)
Net Realized Gain (Loss)	15,097,493
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(84,212,432)
Net change in unrealized appreciation (depreciation) on futures	(16,751,471)
Net change in unrealized appreciation (depreciation) on options transactions	392,064
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	44,199,257
Net change in unrealized appreciation (depreciation) on swap agreements	(5,428,626)
Net Change in Unrealized Appreciation (Depreciation)	(61,801,208)
Net Realized and Unrealized Gain (Loss) on Investments	(46,703,715)
Net Increase in Net Assets Resulting from Operations	42,329,412
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025

Operations ($):
Net investment income	89,033,127	134,436,638
Net realized gain (loss) on investments	15,097,493	(8,116,210)
Net change in unrealized appreciation (depreciation) on investments	(61,801,208)	24,564,725
Net Increase (Decrease) in Net Assets Resulting from Operations	42,329,412	150,885,153
Distributions ($):
Distributions to shareholders:
Class A	(844,966)	(5,303,015)
Class C	(19,247)	(207,046)
Class I	(20,675,163)	(112,254,946)
Class Y	(8,048,967)	(23,240,296)
Total Distributions	(29,588,343)	(141,005,303)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	30,504,472	57,733,312
Class C	895,525	2,584,577
Class I	497,759,344	1,323,467,929
Class Y	232,909,997	889,915,458
Distributions reinvested:
Class A	812,031	5,111,230
Class C	16,118	188,467
Class I	18,885,927	102,985,095
Class Y	7,633,780	21,322,858
Cost of shares redeemed:
Class A	(29,954,330)	(44,175,259)
Class C	(1,435,835)	(3,175,985)
Class I	(649,499,524)	(787,222,638)
Class Y	(32,788,459)	(34,412,074)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	75,739,046	1,534,322,970
Total Increase (Decrease) in Net Assets	88,480,115	1,544,202,820
Net Assets ($):
Beginning of Period	4,494,096,469	2,949,893,649
End of Period	4,582,576,584	4,494,096,469

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025

Capital Share Transactions (Shares):
Class A(a)
Shares sold	1,517,588	2,849,558
Shares issued for distributions reinvested	40,335	253,427
Shares redeemed	(1,488,204)	(2,185,387)
Net Increase (Decrease) in Shares Outstanding	69,719	917,598
Class C(a)
Shares sold	46,463	132,081
Shares issued for distributions reinvested	831	9,718
Shares redeemed	(74,365)	(162,960)
Net Increase (Decrease) in Shares Outstanding	(27,071)	(21,161)
Class I
Shares sold	24,488,203	64,765,884
Shares issued for distributions reinvested	929,802	5,053,879
Shares redeemed	(31,926,154)	(38,482,210)
Net Increase (Decrease) in Shares Outstanding	(6,508,149)	31,337,553
Class Y
Shares sold	11,377,723	42,829,094
Shares issued for distributions reinvested	374,942	1,046,170
Shares redeemed	(1,607,628)	(1,687,905)
Net Increase (Decrease) in Shares Outstanding	10,145,037	42,187,359

(a)	During the period ended December 31, 2025, 36 Class C shares representing $688 were automatically converted to 34 Class A shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
Class A Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	20.11	19.91	19.69	18.63	21.50	23.07
Investment Operations:
Net investment income(a)	.35	.72	.68	.60	.35	.27
Net realized and unrealized gain (loss) on investments	(.19 )	.13	.19	.81	(2.42)	(.67 )
Total from Investment Operations	.16	.85	.87	1.41	(2.07)	(.40 )
Distributions:
Dividends from net investment income	(.10 )	(.65 )	(.65 )	(.35 )	(.72 )	(.23 )
Dividends from net realized gain on investments	-	-	-	-	(.08 )	(.94 )
Total Distributions	(.10 )	(.65 )	(.65 )	(.35 )	(.80 )	(1.17)
Net asset value, end of period	20.17	20.11	19.91	19.69	18.63	21.50
Total Return (%)(b)	.80 (c)	4.31	4.45	7.45 (d)	(9.66)	(1.74)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.84 (e)	.86	.84	.85	.84	.81
Ratio of net expenses to average net assets	.84 (e)	.86 (f)	.84 (f)	.85 (f)	.84 (f)	.81
Ratio of net investment income to average net assets	3.54 (e)	3.53 (f)	3.40 (f)	3.14 (f)	1.74 (f)	1.20
Portfolio Turnover Rate	64.75 (c),(g)	85.94	111.62	117.24	158.30 (g)	134.26 (g)
Net Assets, end of period ($ x 1,000)	170,942	169,057	149,103	142,091	92,286	115,561

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Not annualized.
(d)	The total return for the class was not materially impacted by the reimbursement to the fund for fund losses relating to the processing of foreign futures variation margin.
(e)	Annualized.
(f)	Amount inclusive of reduction in fees due to earnings credits.
(g)	The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended June 30, 2026, December 31, 2022 and 2021 were 64.10%, 154.95% and 101.63%, respectively.
See notes to financial statements.

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
Class C Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	19.35	19.18	19.00	18.09	20.97	22.62
Investment Operations:
Net investment income(a)	.27	.55	.51	.44	.20	.10
Net realized and unrealized gain (loss) on investments	(.19 )	.14	.18	.78	(2.35)	(.66 )
Total from Investment Operations	.08	.69	.69	1.22	(2.15)	(.56 )
Distributions:
Dividends from net investment income	(.05 )	(.52 )	(.51 )	(.31 )	(.65 )	(.15 )
Dividends from net realized gain on investments	-	-	-	-	(.08 )	(.94 )
Total Distributions	(.05 )	(.52 )	(.51 )	(.31 )	(.73 )	(1.09)
Net asset value, end of period	19.38	19.35	19.18	19.00	18.09	20.97
Total Return (%)(b)	.42 (c)	3.54	3.71	6.62 (d)	(10.31)	(2.49)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.53 (e)	1.55	1.59	1.60	1.57	1.54
Ratio of net expenses to average net assets	1.53 (e)	1.55 (f)	1.59 (f)	1.60 (f)	1.57 (f)	1.54
Ratio of net investment income to average net assets	2.83 (e)	2.84 (f)	2.66 (f)	2.38 (f)	1.01 (f)	.45
Portfolio Turnover Rate	64.75 (c),(g)	85.94	111.62	117.24	158.30 (g)	134.26 (g)
Net Assets, end of period ($ x 1,000)	7,401	7,912	8,251	11,280	17,239	31,266

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Not annualized.
(d)	The total return for the class was not materially impacted by the reimbursement to the fund for fund losses relating to the processing of foreign futures variation margin.
(e)	Annualized.
(f)	Amount inclusive of reduction in fees due to earnings credits.
(g)	The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended June 30, 2026, December 31, 2022 and 2021 were 64.10%, 154.95% and 101.63%, respectively.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
Class I Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	20.32	20.11	19.88	18.76	21.62	23.18
Investment Operations:
Net investment income(a)	.39	.79	.75	.67	.41	.34
Net realized and unrealized gain (loss) on investments	(.21 )	.14	.19	.81	(2.42)	(.68 )
Total from Investment Operations	.18	.93	.94	1.48	(2.01)	(.34 )
Distributions:
Dividends from net investment income	(.13 )	(.72 )	(.71 )	(.36 )	(.77 )	(.28 )
Dividends from net realized gain on investments	-	-	-	-	(.08 )	(.94 )
Total Distributions	(.13 )	(.72 )	(.71 )	(.36 )	(.85 )	(1.22)
Net asset value, end of period	20.37	20.32	20.11	19.88	18.76	21.62
Total Return (%)	.89 (b)	4.63	4.76	7.78 (c)	(9.35)	(1.47)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.53 (d)	.54	.54	.54	.53	.50
Ratio of net expenses to average net assets	.53 (d)	.54 (e)	.54 (e)	.54 (e)	.53 (e)	.50
Ratio of net investment income to average net assets	3.84 (d)	3.85 (e)	3.70 (e)	3.45 (e)	2.06 (e)	1.50
Portfolio Turnover Rate	64.75 (b),(f)	85.94	111.62	117.24	158.30 (f)	134.26 (f)
Net Assets, end of period ($ x 1,000)	3,205,902	3,328,868	2,664,698	1,997,948	1,559,352	2,434,544

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	The total return for the class was not materially impacted by the reimbursement to the fund for fund losses relating to the processing of foreign futures variation margin.
(d)	Annualized.
(e)	Amount inclusive of reduction in fees due to earnings credits.
(f)	The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended June 30, 2026, December 31, 2022 and 2021 were 64.10%, 154.95% and 101.63%, respectively.
See notes to financial statements.

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
Class Y Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	20.36	20.15	19.92	18.79	21.65	23.20
Investment Operations:
Net investment income(a)	.40	.80	.77	.68	.43	.35
Net realized and unrealized gain (loss) on investments	(.20 )	.14	.19	.81	(2.43)	(.68 )
Total from Investment Operations	.20	.94	.96	1.49	(2.00)	(.33 )
Distributions:
Dividends from net investment income	(.14 )	(.73 )	(.73 )	(.36 )	(.78 )	(.28 )
Dividends from net realized gain on investments	-	-	-	-	(.08 )	(.94 )
Total Distributions	(.14 )	(.73 )	(.73 )	(.36 )	(.86 )	(1.22)
Net asset value, end of period	20.42	20.36	20.15	19.92	18.79	21.65
Total Return (%)	.92 (b)	4.69	4.87	7.84 (c)	(9.30)	(1.39)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.45 (d)	.49	.47	.47	.46	.45
Ratio of net expenses to average net assets	.45 (d)	.49 (e)	.47 (e)	.47 (e)	.46 (e)	.45
Ratio of net investment income to average net assets	3.93 (d)	3.90 (e)	3.79 (e)	3.52 (e)	2.13 (e)	1.55
Portfolio Turnover Rate	64.75 (b),(f)	85.94	111.62	117.24	158.30 (f)	134.26 (f)
Net Assets, end of period ($ x 1,000)	1,198,331	988,259	127,841	177,231	192,439	250,474

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	The total return for the class was not materially impacted by the reimbursement to the fund for fund losses relating to the processing of foreign futures variation margin.
(d)	Annualized.
(e)	Amount inclusive of reduction in fees due to earnings credits.
(f)	The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended June 30, 2026, December 31, 2022 and 2021 were 64.10%, 154.95% and 101.63%, respectively.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—
Significant Accounting Policies:
BNY Mellon Global Fixed Income Fund (the “fund”) is a separate diversified series of BNY Mellon Investment Funds I (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund. The fund’s investment objective is to seek to maximize total return while realizing a market level of income, consistent with preserving principal and liquidity. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Insight North America LLC (the “Sub-Adviser”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear distribution and/or shareholder services plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no distribution or shareholder services plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no distribution or shareholder services plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series of the Trust are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Investments in other open-end investment companies are valued at their reported net asset values (“NAVs”) each day and are generally categorized within Level 1 of the fair value hierarchy.
Investments in debt securities and instruments generally will be valued, to the extent possible, by one or more independent pricing services (the “Service”). When, in the judgment of the Service, quoted bid prices for investments are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). The value of other debt securities and instruments is determined by the Service based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Trust’s Board of Trustees (the “Board”). Overnight and certain other short-term debt securities and instruments (excluding Treasury bills) will be valued by the amortized cost method, which approximates fair value, unless a Service provides a valuation for such security or, in the opinion of the board or a committee or other persons designated by the Board, such as the Adviser, the amortized cost method would not represent fair value. These securities are generally categorized within Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its NAV), or which are not valued by the Service, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments is determined by the Adviser, as the fund’s valuation designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
Market quotations of foreign securities in foreign currencies and any fund assets or liabilities initially expressed in terms of foreign currency are translated into U.S. dollars at the spot rate.
Forward foreign currency exchange contracts (“forward contracts”) generally are valued using the forward rate obtained from a Service and are categorized within Level 2 of the fair value hierarchy. Futures contracts will be valued at the most recent settlement price and are generally categorized within Level 1 of the fair value hierarchy. Generally, over-the-counter (“OTC”) option contracts are valued by the Service and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap agreements are valued each business day by a Service. Swap agreements are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy.
The following is a summary of the inputs used as of June 30, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Asset-Backed Securities	—	100,288,728	—	100,288,728
Collateralized Loan Obligations	—	30,260,784	—	30,260,784
Commercial Mortgage-Backed	—	23,865,700	—	23,865,700

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($) (continued)
Corporate Bonds and Notes	—	700,922,255	—	700,922,255
Foreign Governmental	—	1,350,531,156	—	1,350,531,156
U.S. Government Agencies Mortgage-Backed	—	1,184,073,266	—	1,184,073,266
U.S. Treasury Securities	—	975,974,688	—	975,974,688
Investment Companies	84,734,966	—	—	84,734,966
	84,734,966	4,365,916,577	—	4,450,651,543
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	—	45,670,530	—	45,670,530
Futures††	5,915,806	—	—	5,915,806
Options Purchased	—	113,115	—	113,115
Swap Agreements††	—	2,983,731	—	2,983,731
	5,915,806	48,767,376	—	54,683,182
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	—	(15,211,421)	—	(15,211,421)
Futures††	(19,673,031)	—	—	(19,673,031)
Options Written	—	(2,168,147)	—	(2,168,147)
Swap Agreements††	—	(6,391,181)	—	(6,391,181)
	(19,673,031)	(23,770,749)	—	(43,443,780)

†	See Schedule of Investments for additional detailed categorizations, if any.
††
Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of June 30, 2026, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended June 30, 2026, BNY earned $26,638 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of June 30, 2026, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
Assets ($)
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	419,723,759
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(419,723,759)†
Net amount	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Schedule of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.
Interest Rate Risk: Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund’s investments in these securities to decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the fund’s investments in new securities may be at lower yields and may reduce the fund’s income. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time. Unlike investment grade bonds, however, the prices of high yield (“junk”) bonds may fluctuate unpredictably and not

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
necessarily inversely with changes in interest rates. Interest rate changes may have different effects on the values of mortgage-related securities because of prepayment and extension risks. In addition, the rates on floating rate instruments adjust periodically with changes in market interest rates. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate loans and other floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates.
Foreign Investment Risk: To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. Investments denominated in foreign currencies are subject to the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held by the fund.
Derivatives Risk: A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets, and the  fund’s use of derivatives may result in losses to the  fund. Derivatives in which the fund may invest can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the  fund will not correlate with the underlying assets or the fund’s other investments in the manner intended.
Fixed-Income Market Risk: The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in fund redemption requests, including requests from shareholders who may own a significant percentage of the fund’s shares, which may be triggered by market turmoil or an increase in interest rates, could cause the fund to sell its holdings at a loss or at undesirable prices and adversely affect the fund’s share price and increase the fund’s liquidity risk, fund expenses and/or taxable distributions. Federal Reserve policy in response to market conditions, including with respect to interest rates, may adversely affect the value, volatility and liquidity of dividend and interest paying securities. Policy and legislative changes worldwide are affecting many aspects of financial regulation. The impact of these changes on the markets and the practical implications for market participants may not be fully known for some time.
Foreign Government Obligations and Securities of Supranational Entities Risk: Investing in foreign government obligations, debt obligations of supranational entities and the sovereign debt of foreign countries, including emerging market countries, creates exposure to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities or in which the issuers are located. A governmental obligor may default on its obligations. Some sovereign obligors have been among the world’s largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors, in the past, have experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness.
Mortgage-Related Securities Risk: Mortgage-related securities are subject to credit, prepayment and extension risk, and may be more volatile, less liquid and more difficult to price accurately than more traditional debt securities. The fund is subject to the credit risk associated with these securities, including the market’s perception of the creditworthiness of the issuing federal agency, as well as the credit quality of the underlying assets. Although certain mortgage-related securities are guaranteed as to the timely payment of interest and principal by a third party (such as a U.S. government agency or instrumentality with respect to government-related mortgage securities) the market prices for such securities are not guaranteed and will fluctuate. As with other interest-bearing securities, the prices of certain mortgage-related securities are inversely affected by changes in interest rates. However, although the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the security are more likely to be prepaid causing the fund to purchase new securities at current market rates, which usually will be lower. The loss of higher yielding underlying mortgages and the reinvestment of proceeds at lower interest rates, known as prepayment risk, can reduce the fund’s potential price gain in response to falling interest rates, reduce the fund’s yield and/or cause the fund’s share price to fall. When interest rates rise, the effective duration of the fund’s mortgage-related and other asset-backed securities may lengthen due to a drop in prepayments of the underlying mortgages or other assets. This is known as extension risk and would increase the fund’s sensitivity to rising interest rates and it potential for price declines.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
A portion of the fund’s distributions could potentially be treated as a return of capital. During the reporting period, the fund did not have a return of capital.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended June 30, 2026, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2026, the fund did not incur any interest or penalties.
Each tax year in the three-year period ended December 31, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The fund has an unused capital loss carryover of $120,998,322 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to December 31, 2025. The fund has $60,624,125 of short-term capital losses and $60,374,197 of long-term capital losses which can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2025 was as follows: ordinary income $141,005,303. The tax character of current year distributions will be determined at the end of the current fiscal year.
(h) Operating segment reporting: In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the fund has operated and been managed as a single reportable segment, generating returns through dividends, interest, and/or gains from investments aligned with its single stated investment objective as outlined in the fund’s prospectus. The fund’s accounting policies are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments and is comprised of Senior Management and Directors of BNY Investments. The CODM considers the net increase in net assets resulting from operations when deciding whether to purchase additional investments or make distributions to shareholders. Detailed financial information for the fund is presented in these financial statements, including total assets and liabilities in the Statement of Assets and Liabilities, investments held in the Schedule of Investments, results of operations and significant segment expenses in the Statement of Operations, and additional performance information—such as total return, portfolio turnover, and ratios—in the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2026, the fund did not borrow under either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee, Administration Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .40% of the value of the fund’s average daily net assets and is payable monthly.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-advisers who are either unaffiliated with the Adviser or are wholly-owned subsidiaries (as defined under the Act) of the Adviser’s ultimate parent company, BNY, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-advisory fee paid by the Adviser to any unaffiliated sub-adviser in the aggregate with other unaffiliated sub-advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-advisory fee payable by the Adviser separately to a sub-adviser that is a wholly-owned subsidiary of BNY in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any sub-adviser and recommend the hiring, termination, and replacement of any sub-adviser to the Board.
The fund has a fund accounting and administrative services agreement (the “Administration Agreement”) with the Adviser, whereby the Adviser performs administrative, accounting and recordkeeping services for the fund. The fund has agreed to compensate the Adviser for providing accounting and recordkeeping services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities, equipment and clerical help. The fee is based on the fund’s average daily net assets and computed at the following annual rates: .10% of the first $500 million, ..065% of the next $500 million and .02% in excess of $1 billion.
In addition, after applying any expense limitations or fee waivers that reduce the fees paid to the Adviser for this service, the Adviser has contractually agreed in writing to waive any remaining fees for this service to the extent that they exceed both the Adviser’s costs in providing these services and a reasonable allocation of the costs incurred by the Adviser and its affiliates related to the support and oversight of these services. The fund also reimburses the Adviser for the out-of-pocket expenses incurred in performing this service for the fund. Pursuant to the Administration Agreement, the fund was charged $171,864 during the period ended June 30, 2026.
During the period ended June 30, 2026, the Distributor retained $1,339 from commissions earned on sales of the fund’s Class A shares and $59 from CDSC fees on redemptions of the fund’s Class C shares.
(b) Under the distribution plan adopted pursuant to Rule 12b-1 under the Act (the “Distribution Plan”), Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more service agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to service agents and the basis on which such payments are made. During the period ended June 30, 2026, Class C shares were charged $28,451 pursuant to the Distribution Plan.
(c) Under the shareholder services plan (the “Shareholder Services Plan”), Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to service agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to service agents. During the period ended June 30, 2026, Class A and Class C shares were charged $215,692 and $9,484, respectively, pursuant to the Shareholder Services Plan.
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the  Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2026, the fund was charged $10,553 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended June 30, 2026, the fund was charged $173,226 pursuant to the custody agreement.
During the period ended June 30, 2026, the fund was charged $20,180 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The fund compensates the Custodian for providing shareholder reporting and regulatory services for the fund. These fees are included in shareholder and regulatory reports service fees in the Statement of Operations. During the period ended June 30, 2026, the Custodian was compensated $10,000 for financial reporting and regulatory services.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fee of $1,528,700, administration fees of $28,412, Distribution Plan fees of $4,581, Shareholder Services Plan fees of $37,092, Custodian fees of $135,000, Chief Compliance Officer fees of $5,768, Transfer Agent fees of $5,595 and shareholder and regulatory reports service fees of $10,000.
(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities and derivatives, during the period ended June 30, 2026, amounted to $2,971,309,726 and $2,868,581,339, respectively, of which $28,786,699 in purchases and $28,767,523 in sales were from mortgage dollar transactions.
Mortgage Dollar Rolls: A mortgage dollar roll transaction involves a sale by the fund of mortgage related securities that it holds with an agreement by the fund to repurchase similar securities at an agreed upon price and date. The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold. The fund accounts for mortgage dollar rolls as purchases and sales transactions. The fund executes mortgage dollar rolls entirely in the To-Be-Announced market.
TBA Securities: During the period ended June 30, 2026, the fund transacted in TBA securities that involved buying or selling mortgage-backed securities on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however, delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. As of June 30, 2026, there were no open TBA securities.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination. Rule 18f-4 under the Act regulates the use of derivatives transactions for certain funds registered under the Act. Each type of derivative instrument that was held by the fund during the period ended June 30, 2026 is discussed below.
Broker Deposits: The amount included in Cash collateral held by broker in the Statement of Asset and Liabilities represents cash balances that are held by one or more brokers, including collateral required for derivative contracts. Any income earned on cash balances held by a broker is recorded as interest income to the fund.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at June 30, 2026 are set forth in the fund’s Schedule of Investments.
Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of credit, or as a substitute for an investment. The fund is subject to market risk and credit risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.
As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates. The maximum payout for those contracts is limited to the number of call option contracts written and the underlying price of the instrument above the strike price, respectively.
As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates. The maximum payout for those contracts is limited to the number of put option contracts written and the related strike prices, respectively.
As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The risk of non-payment may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.
Purchased and written options on swaps (“swaptions”) are used primarily to preserve a return or spread on a particular investment or portion of the fund holdings. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option. Options purchased and written open at June 30, 2026 are set forth in the Schedule of Investments.
Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty non-performance on these forward contracts, which is generally limited to the unrealized gain on each open contract. The risk of non-payment may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at June 30, 2026 are set forth in the Schedule of Investments.
Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.
Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.
Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.
Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap agreements in the Statement of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.
The fund enters into inflation swap agreement to gain exposure to inflation. An inflation swap is an agreement in which one party agrees to pay the cumulative percentage increase in a price index (such as the Consumer Price Index (CPI) with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the value of securities against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases. Inflation swap agreements are within Interest rate swaps open at June 30, 2026 which are set forth in the Schedule of Investments.
For OTC swaps, the fund’s maximum risk of loss from counterparty risk is the discounted value of the cash flows to be received from the counterparty over the agreement’s remaining life, to the extent that the amount is positive. The risk of non-payment may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. There is minimal counterparty risk to the fund with centrally cleared swaps since they are exchange traded and the exchange guarantees these swaps against default. Interest rate swaps open at June 30, 2026 are set forth in the Schedule of Investments.
Total Return Swaps: Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional principal amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the specific reference entity, the fund either receives a payment from or makes a payment to the counterparty, respectively. Total return swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. The risk of non-payment is mitigated by Master Agreements between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The underlying reference asset could be a security, an index, or basket of investments. As of June 30, 2026, there were no total return swap agreements outstanding.
Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these agreements are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk. The risk of non-payment may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.
The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
under a credit default swap agreement would be an amount equal to the notional amount of the agreement which may exceed the amount of unrealized appreciation or depreciation reflected in the Statement of Assets and Liabilities. Notional amounts of all credit default swap agreements are disclosed in the Schedule of Investments, which summarizes open credit default swaps entered into by the fund. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, underlying securities comprising the referenced index, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the fund for the same referenced entity or entities. Credit default swaps open at June 30, 2026 are set forth in the Schedule of Investments.
GAAP requires disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. All required disclosures have been made and are incorporated within the current period as part of the Notes to the Schedule of Investments and disclosures within this Note.
The following tables show the  fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.
Fair value of derivative instruments as of June 30, 2026 is shown below:
	Derivative Assets ($)		Derivative Liabilities ($)
Interest Rate Risk	8,270,081 (1),(2)	Interest Rate Risk	(25,027,211)(1),(2)
Foreign Exchange Risk	45,670,530 (3)	Foreign Exchange Risk	(15,211,421)(3)
Credit Risk	742,571 (1),(4)	Credit Risk	(3,205,148)(1),(5)
Gross fair value of derivative contracts	54,683,182		(43,443,780)

Statement of Assets and Liabilities location:
(1)
Includes cumulative appreciation (depreciation) on swap agreements as reported in the Schedule of Investments. Unrealized appreciation (depreciation) on OTC swap agreements and only unpaid variation margin on centrally cleared swap agreements, is reported in the Statement of Assets and Liabilities.

(2)	Includes cumulative appreciation (depreciation) on futures as reported in the Schedule of Investments, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
(3)	Unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
(4)	Options purchased are included in Investments in securities—Unaffiliated issuers, at value.
(5)	Outstanding options written, at value.
The effect of derivative instruments in the Statement of Operations during the period ended June 30, 2026 is shown below:
Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures(1)	Options Transactions(2)	Forward Contracts(3)	Swap Agreements(4)	Total
Interest Rate	37,582,332	-	-	(1,502,964)	36,079,368
Equity	-	-	-	805,941	805,941
Foreign Exchange	-	-	(5,605,549)	-	(5,605,549)
Credit	-	6,116,896	-	(2,165,475)	3,951,421
Total	37,582,332	6,116,896	(5,605,549)	(2,862,498)	35,231,181

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Net change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures(5)	Options Transactions(6)	Forward Contracts(7)	Swap Agreements(8)	Total
Interest Rate	(16,751,471)	-	-	(4,547,363)	(21,298,834)
Equity	-	-	-	(999,073)	(999,073)
Foreign Exchange	-	-	44,199,257	-	44,199,257
Credit	-	392,064	-	117,810	509,874
Total	(16,751,471)	392,064	44,199,257	(5,428,626)	22,411,224

Statement of Operations location:
(1)	Net realized gain (loss) on futures.
(2)	Net realized gain (loss) on options transactions.
(3)	Net realized gain (loss) on forward foreign currency exchange contracts.
(4)	Net realized gain (loss) on swap agreements.
(5)	Net change in unrealized appreciation (depreciation) on futures.
(6)	Net change in unrealized appreciation (depreciation) on options transactions.
(7)	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
(8)	Net change in unrealized appreciation (depreciation) on swap agreements.
The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.
At June 30, 2026, derivative assets and liabilities (by type) on a gross basis are as follows:
Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Futures	5,915,806	(19,673,031)
Options	113,115	(2,168,147)
Forward contracts	45,670,530	(15,211,421)
Swap agreements	2,983,731	(6,391,181)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	54,683,182	(43,443,780)
Derivatives not subject to Master Agreements	(8,890,897)	25,979,499
Total gross amount of assets and liabilities subject to Master Agreements	45,792,285	(17,464,281)

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of June 30, 2026:
Counterparty	Gross Amount of Assets ($)(1)	Financial Instruments and Derivatives Available for Offset ($)	Collateral Received ($)(2)	Net Amount of Assets ($)
Barclays Capital, Inc.	8,590,051	(611,731)	(7,978,320)	-
BNP Paribas Corp.	5,361,591	(1,458,780)	(3,902,811)	-
Citigroup Global Markets, Inc.	444,444	(444,444)	-	-
Deutsche Bank AG	960,614	(924,349)	-	36,265
Goldman Sachs & Co. LLC	13,809,889	(1,873,137)	(11,456,000)	480,752
HSBC Securities (USA), Inc.	5,966,643	(3,096,875)	(2,512,000)	357,768
J.P. Morgan Securities LLC	2,917,151	(2,533,532)	(383,619)	-
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,168,941	(1,168,941)	-	-
Morgan Stanley & Co. LLC	1,643,626	(431,075)	(1,212,551)	-
RBC Capital Markets, LLC	4,375,724	-	(4,375,724)	-
UBS Securities LLC	553,611	(263,079)	(290,532)	-
Total	45,792,285	(12,805,943)	(32,111,557)	874,785

Counterparty	Gross Amount of Liabilities($)(1)	Financial Instruments and Derivatives Available for Offset ($)	Collateral Pledged ($)(2)	Net Amount of Liabilities ($)
Barclays Capital, Inc.	(611,731)	611,731	-	-
BNP Paribas Corp.	(1,458,780)	1,458,780	-	-
Citigroup Global Markets, Inc.	(2,777,689)	444,444	2,333,245	-
Deutsche Bank AG	(924,349)	924,349	-	-
Goldman Sachs & Co. LLC	(1,873,137)	1,873,137	-	-
HSBC Securities (USA), Inc.	(3,096,875)	3,096,875	-	-
J.P. Morgan Securities LLC	(2,533,532)	2,533,532	-	-
Merrill Lynch, Pierce, Fenner & Smith, Inc.	(3,494,034)	1,168,941	1,695,500	(629,593)
Morgan Stanley & Co. LLC	(431,075)	431,075	-	-
UBS Securities LLC	(263,079)	263,079	-	-
Total	(17,464,281)	12,805,943	4,028,745	(629,593)

(1)	Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
(2)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to over collateralization.
The following table summarizes the monthly average market value of derivatives outstanding during the period ended June 30, 2026:
Average Market Value ($)
Futures:
Interest Rate Futures Long	1,517,719,851
Interest Rate Futures Short	1,473,087,674

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Average Market Value ($)
Options Contracts:
Credit Purchased Options	1,189,521
Credit Written Options	3,736,083
Forward Contracts:
Forward Contracts Purchased in USD	772,155,633
Forward Contracts Sold in USD	2,391,490,824
The following table summarizes the monthly average notional value of swap agreements outstanding during the period ended June 30, 2026:
Average Notional Value ($)
Swap Agreements:
Equity Total Return Swaps Pays Fixed Rate	4,567,892
Equity Total Return Swaps Receives Fixed Rate	28,468,686
Credit Default Swaps Buy Protection	1,143,583,063
Credit Default Swaps Sell Protection	1,408,588,834
Interest Rate Swap Pays Fixed Rate	344,209,209
Interest Rate Swap Receives Fixed Rate	476,365,890
At June 30, 2026, accumulated net unrealized depreciation on investments inclusive of derivative contracts was $67,249,828, consisting of $96,506,302 gross unrealized appreciation and $163,756,130 gross unrealized depreciation.
At June 30, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
(a) The Fund is a series of BNY Mellon Investment Funds I (the “Trust”). On January 1, 2026, KPMG LLP (“KPMG”) was notified that it would be dismissed as the independent registered public accounting firm for the Fund effective upon (i) completion of KPMG’s audit of the Fund’s financial statements to be included in the Fund’s Annual Report on Form N-CSR (the “2025 Annual Report”) and (ii) the issuance of KPMG’s report on the same. KPMG’s dismissal as the Fund’s independent registered public accounting firm was effective on February 20, 2026, which is the date on which KPMG issued their report on their audit of the Fund’s financial statements to be included in the 2025 Annual Report.
During each of the two fiscal years ended December 31, 2025 and December 31, 2024, and the subsequent interim period through February 20, 2026, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which, if not resolved to the satisfaction of KPMG, would have caused KPMG to make reference to the subject matter of the disagreement in connection with KPMG’s reports on the financial statements. In addition, there have been no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.
The audit reports of KPMG on the financial statements of the Fund as of and for the fiscal years ended December 31, 2025 and December 31, 2024 did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope, or accounting principles.
The Fund provided KPMG with a copy of the foregoing disclosures and has requested that KPMG furnish the Fund with a letter addressed to the U.S. Securities and Exchange Commission (the “SEC”) stating whether KPMG agrees with the above statements. A copy of the letter from KPMG is filed as an Exhibit to this Form N-CSR.
(b) At a meeting held on August 19, 2025, the Audit Committee and Board of the Trust approved the appointment of Ernst & Young LLP (“EY”) as the Fund’s independent registered public accounting firm effective upon (i) the completion of KPMG’s audit of the Fund’s 2025 Annual Report and (ii) issuance of the same. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon Family of Funds. Accordingly, a change in the Fund’s independent registered public accounting firm was deemed to occur as of February 20, 2026 upon the completion and issuance of KPMG’s audit of the Fund’s 2025 Annual report.

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The fund is charged for services performed by the fund’s Chief Compliance Officer. Compensation paid by the fund during the period to the board members and the Chief Compliance Officer are within Item 7. Statement of Operations as Trustees’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Trustees’ fees and expenses and Chief Compliance Officer fees paid by the fund during the period was $361,241.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
At a meeting of the fund’s Board of Trustees (the “Board”) held on March 3-4, 2026, the Board considered the renewal of the fund’s Investment Advisory Agreement and Administration Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, and the Sub-Investment Advisory Agreement (together with the Investment Advisory Agreement and Administration Agreement, the “Agreements”), pursuant to which Insight North America LLC (the “Sub-Adviser”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.
Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.
The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser.
Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Class I shares with the performance of a group of institutional global income funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional global income funds (the “Performance Universe”), all for various periods ended December 31, 2026, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of all institutional global income funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.
Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s total return performance was at or above the Performance Group median for all periods, except for the one- and ten-year periods when the fund’s total return performance was below the Performance Group median, and was above the Performance Universe median for all periods, except for the one-year period when the fund’s total return performance was below the Performance. The Board also considered that the fund’s yield performance was above the Performance Group median for three of the ten one-year periods and above the Performance Universe median for five of the ten one-year periods ended December 31st. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index, and it was noted that the fund’s returns were above the returns of the index in six of the ten calendar years shown. The Board noted that the fund had a fur star rating for the three-, five- and ten-year periods, and a four star overall rating from Morningstar based on Morningstar’s risk-adjusted return measures.
Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate (i.e., the aggregate of the investment advisory and administration fees pursuant to the Investment Advisory Agreement and Administration

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited) (continued)
Agreement) payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.
The Board considered that the fund’s contractual management fee was approximately equivalent to the Expense Group median contractual management fee, the fund’s actual management fee was approximately equivalent to the Expense Group median and lower than the Expense Universe median actual management fee, and the fund’s total expenses were approximately equivalent to the Expense Group median and lower than the Expense Universe median total expenses.
Representatives of the Adviser reviewed with the Board the management or investment advisory fees paid to the Adviser or the Sub-Adviser for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee. Representatives of the Adviser noted that there were no other funds advised by the Adviser that are in the same Lipper category as the fund.
The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.
Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.
The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that, as a result of shared and allocated costs among funds in the BNY fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.
At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.
●The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are satisfactory and appropriate.
●The Board was generally satisfied with the fund’s performance.
●The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

●The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Investment Advisory Agreement and Administration Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.
In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

© 2026 BNY Mellon Securities Corporation
Code-6940NCSRSA0626A

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no materials changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Certifications of principal executive and principal financial officers as required by Rule 30a- 2(a) under the Investment Company Act of 1940.

(a)(4) Not applicable.

(a)(5)(i) Change in Registrant's Independent Public Accountant attached hereto.

(a)(5)(ii) Letter from Registrant's former Independent Public Accountant attached hereto.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Investment Funds I

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: August 25, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: August 25, 2026

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: August 25, 2026

EXHIBIT INDEX

(a)(3) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(a)(5)(i) Change in Registrant's Independent Public Accountant attached hereto.

(a)(5)(ii) Letter from Registrant's former Independent Public Accountant attached hereto.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)